                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:  811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Convertible and High
                                                  Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  2020 Calamos Court, Naperville,
                                         Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Advisors LLC
                                         2020 Calamos Court
                                         Naperville, Illinois
                                         60563-2787

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  October 31, 2005

DATE OF REPORTING PERIOD:  November 1, 2004 through October 31, 2005

ITEM 1. REPORTS TO SHAREHOLDERS

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).



CALAMOS(R) CONVERTIBLE AND HIGH INCOME FUND
Annual Report October 31, 2005



(LOGO)
CALAMOS INVESTMENTS(R)

Table of Contents

President's Letter........................................   1

Performance ..............................................   3

Schedule of Investments ..................................   5

Statement of Assets and Liabilities ......................  13

Statement of Operations ..................................  14

Statement of Changes In Net Assets .......................  15

Notes to Financial Statements ............................  16

Financial Highlights .....................................  23

Report of Independent Registered Public Accounting Firm ..  24

Tax Information ..........................................  25

Trustee Approval of Management Agreement .................  26

Trustees & Officers ......................................  29

President's Letter

[PHOTO]

     For up-to-date information on Calamos Convertible and High Income Fund, please visit www.calamos.com. Here you
      will find timely portfolio details, our outlook, and special reports.

CALAMOS CONVERTIBLE AND HIGH INCOME FUND

The views expressed in this report reflect those of Calamos Advisors LLC through December 16, 2005. The manager's views are subject to change at any time based on market and other conditions. This report is submitted for general information for the shareholders of the fund.

Dear Shareholder,

Thank you for your investment in the CALAMOS CONVERTIBLE AND HIGH INCOME FUND
(CHY). We submit for your review this annual shareholder report for the 12-month period ended October 31, 2005.

As a reminder, the Fund blends convertible and high-yield securities in a portfolio designed to provide a consistent, attractive monthly distribution while providing investors with some exposure to the upside potential of the equity markets. Because convertible and high-yield securities tend to follow the movements of their companies' equity counterparts more than traditional fixed income securities, the Fund can be viewed as having a significant income component, yet with equity sensitivity.

During the 12-month period, the Fund produced a total return of 7.99% at net asset value (NAV), comparing favorably with the annual total return of the convertible market (as represented by the Merrill Lynch Yield Alternatives Index, which declined by - 0.76%), and the high-yield market (as represented by the CSFB High Yield Index, which returned 3.53%). The Fund's market price (which is determined by the secondary market and may be higher or lower than the Fund's
NAV) gained 1.83%. Also during this period, the Fund delivered a total of $1.463 per share in monthly distributions to shareholders, comprised of earned income as well as short-term and long-term capital gains.

One important development during the year came in June 2005, when we announced the Fund's adoption of a level rate distribution policy. In our opinion, a level rate policy combined with an attractive monthly distribution will benefit long-term investors in the Fund, as we believe that closed-end fund investors consider consistent and significant distributions to be an important component of their long-term total-return goals. (If any distribution exceeds the Fund's net investment company taxable income, the excess will generally be a tax-free return of capital.)

As portfolio managers, our job is to focus on delivering to shareholders an attractive long-term total return, which includes a consistent monthly distribution. We believe that by combining convertible- and corporate fixed-income securities that provide significant income as well as exposure to the equity market's upside potential, we can offer our shareholders the potential for long-term wealth creation in a manner consistent with our focus on risk management. Looking ahead, we will strive to deliver to share-holders a dependable distribution that contributes to the Fund's total return while providing current income and limiting downside exposure.

                                              Convertible and High Income Fund
                                              President's Letter ANNUAL REPORT 1

President's Letter

A convenient means to accumulate more shares is via the Fund's dividend reinvestment plan. The plan offers current shareholders an efficient method of purchasing additional shares with a potential for cost savings. For example, if the Fund's shares are trading at a premium, dividends will be automatically reinvested through the plan at NAV or 95% of the market price, whichever is greater; if shares are trading at a discount, dividends will be reinvested by purchasing shares at the market price, below NAV. Please see the Fund's dividend reinvestment plan for more information.

We appreciate your investment in the CALAMOS CONVERTIBLE AND HIGH INCOME FUND, and look forward to serving your long-term investment plan in the coming months and years ahead. For up-to-date information on the Fund, details of its dividend reinvestment plan, and other information including our market outlook, please visit www.calamos.com.

Sincerely,

/s/ John P. Calamos
-------------------
JOHN P. CALAMOS, SR.
Chairman, Chief Executive Officer and Co-Chief Investment Officer

  Convertible and High Income Fund
2 ANNUAL REPORT President's Letter

Performance

LONG-TERM PERFORMANCE: TOTAL RETURN AS OF OCTOBER 31, 2005

                                  [BAR CHART]

                    1 Year (as of 10/31/05)   Since Inception*
CHY Market Price           1.83%                  10.72%

CHY NAV                    7.99%                  11.91%

VYLD(1)                   -0.76%                   4.26%

CSHY(2)                    3.53                   10.24%

* Since inception index data shown above is from 6/1/2003, because comparative index data is available only for full monthly periods. The Fund's since inception data is from the Fund's actual inception date, 5/28/2003.

(1) The Merrill Lynch Yield Alternatives Index (VYLD) is comprised of convertible issues of greater than $50 million aggregate market value at issuance and typically with more bond-like attributes and lower equity sensitivity. Source: Russell/Mellon Analytical Services LLC.

(2) The CSFB High Yield Index (CSHY) is an unmanaged index of high yield debt securities. Source: Russell/Mellon Analytical Services LLC.

SINCE INCEPTION NAV AND MARKET PRICE HISTORY AS OF OCTOBER 31, 2005

                                  [LINE GRAPH]

DAILY NAV AND MARKET VALUE


               NAV                   MARKET VALUE
05/28/2003    14.33    05/28/2003       15.60
05/29/2003    14.33    05/29/2003       15.53
05/30/2003    14.30    05/30/2003       15.62
06/02/2003    14.32    06/02/2003       15.50
06/03/2003    14.29    06/03/2003       15.66
06/04/2003    14.34    06/04/2003       15.40
06/05/2003    14.36    06/05/2003       15.44
06/06/2003    14.37    06/06/2003       15.50
06/09/2003    14.35    06/09/2003       15.39
06/10/2003    14.35    06/10/2003       15.47
06/11/2003    14.40    06/11/2003       15.50
06/12/2003    14.41    06/12/2003       15.58
06/13/2003    14.41    06/13/2003       15.48
06/16/2003    14.45    06/16/2003       15.50
06/17/2003    14.48    06/17/2003       15.45
06/18/2003    14.50    06/18/2003       15.45
06/19/2003    14.45    06/19/2003       15.46
06/20/2003    14.45    06/20/2003       15.50
06/23/2003    14.40    06/23/2003       15.39
06/24/2003    14.37    06/24/2003       15.20
06/25/2003    14.37    06/25/2003       15.20
06/26/2003    14.38    06/26/2003       15.25
06/27/2003    14.37    06/27/2003       15.34
06/30/2003    14.37    06/30/2003       15.30
07/01/2003    14.35    07/01/2003       15.24
07/02/2003    14.40    07/02/2003       15.25

DAILY NAV AND MARKET VALUE

               NAV                   MARKET VALUE
07/03/2003    14.39    07/03/2003       15.30
07/07/2003    14.43    07/07/2003       15.35
07/08/2003    14.47    07/08/2003       15.38
07/09/2003    14.46    07/09/2003       15.32
07/10/2003    14.44    07/10/2003       15.32
07/11/2003    14.46    07/11/2003       15.40
07/14/2003    14.49    07/14/2003       15.39
07/15/2003    14.47    07/15/2003       15.39
07/16/2003    14.43    07/16/2003       15.17
07/17/2003    14.38    07/17/2003       15.25
07/18/2003    14.41    07/18/2003       15.29
07/21/2003    14.40    07/21/2003       15.13
07/22/2003    14.41    07/22/2003       15.03
07/23/2003    14.41    07/23/2003       15.15
07/24/2003    14.34    07/24/2003       15.19
07/25/2003    14.36    07/25/2003       15.13
07/28/2003    14.37    07/28/2003       15.04
07/29/2003    14.32    07/29/2003       14.92
07/30/2003    14.25    07/30/2003       14.99
07/31/2003    14.12    07/31/2003       14.87
08/01/2003    14.05    08/01/2003       15.04
08/04/2003    14.03    08/04/2003       15.01
08/05/2003    13.94    08/05/2003       14.70
08/06/2003    13.90    08/06/2003       14.71
08/07/2003    13.88    08/07/2003       14.99
08/08/2003    13.87    08/08/2003       15.00
08/11/2003    13.90    08/11/2003       14.99
08/12/2003    13.88    08/12/2003       15.03
08/13/2003    13.83    08/13/2003       14.95
08/14/2003    13.66    08/14/2003       14.93
08/15/2003    13.67    08/15/2003       14.90
08/18/2003    13.70    08/18/2003       14.86
08/19/2003    13.78    08/19/2003       14.80
08/20/2003    13.89    08/20/2003       14.81

DAILY NAV AND MARKET VALUE

               NAV                   MARKET VALUE
08/21/2003    13.93    08/21/2003       14.87
08/22/2003    13.94    08/22/2003       14.87
08/25/2003    13.94    08/25/2003       14.72
08/26/2003    13.97    08/26/2003       14.73
08/27/2003    14.01    08/27/2003       14.90
08/28/2003    14.07    08/28/2003       14.80
08/29/2003    14.12    08/29/2003       14.87
09/02/2003    14.21    09/02/2003       14.99
09/03/2003    14.28    09/03/2003       14.97
09/04/2003    14.32    09/04/2003       14.92
09/05/2003    14.32    09/05/2003       15.00
09/08/2003    14.37    09/08/2003       14.98
09/09/2003    14.37    09/09/2003       15.01
09/10/2003    14.34    09/10/2003       15.03
09/11/2003    14.34    09/11/2003       15.12
09/12/2003    14.36    09/12/2003       15.25
09/15/2003    14.37    09/15/2003       15.20
09/16/2003    14.27    09/16/2003       15.06
09/17/2003    14.30    09/17/2003       15.03
09/18/2003    14.36    09/18/2003       15.05
09/19/2003    14.39    09/19/2003       15.08
09/22/2003    14.38    09/22/2003       15.10
09/23/2003    14.39    09/23/2003       15.05
09/24/2003    14.36    09/24/2003       15.02
09/25/2003    14.37    09/25/2003       14.99
09/26/2003    14.33    09/26/2003       15.09
09/29/2003    14.38    09/29/2003       15.08
09/30/2003    14.40    09/30/2003       15.25
10/01/2003    14.48    10/01/2003       15.29
10/02/2003    14.50    10/02/2003       15.32
10/03/2003    14.55    10/03/2003       15.42
10/06/2003    14.58    10/06/2003       15.43
10/07/2003    14.63    10/07/2003       15.49
10/08/2003    14.65    10/08/2003       15.54

DAILY NAV AND MARKET VALUE

               NAV                   MARKET VALUE
10/09/2003    14.68    10/09/2003       15.53
10/10/2003    14.72    10/10/2003       15.62
10/13/2003    14.75    10/13/2003       15.70
10/14/2003    14.77    10/14/2003       15.72
10/15/2003    14.69    10/15/2003       15.59
10/16/2003    14.75    10/16/2003       15.70
10/17/2003    14.73    10/17/2003       15.83
10/20/2003    14.76    10/20/2003       15.86
10/21/2003    14.77    10/21/2003       15.80
10/22/2003    14.74    10/22/2003       15.55
10/23/2003    14.69    10/23/2003       15.67
10/24/2003    14.66    10/24/2003       15.67
10/27/2003    14.67    10/27/2003       15.79
10/28/2003    14.73    10/28/2003       15.85
10/29/2003    14.72    10/29/2003       15.88
10/30/2003    14.76    10/30/2003       15.89
10/31/2003    14.80    10/31/2003       16.00
11/03/2003    14.81    11/03/2003       15.95
11/04/2003    14.84    11/04/2003       15.81
11/05/2003    14.84    11/05/2003       15.94
11/06/2003    14.84    11/06/2003       15.89
11/07/2003    14.86    11/07/2003       16.04
11/10/2003    14.85    11/10/2003       16.08
11/11/2003    14.82    11/11/2003       16.14
11/12/2003    14.89    11/12/2003       16.38
11/13/2003    14.78    11/13/2003       16.23
11/14/2003    14.75    11/14/2003       16.21
11/17/2003    14.71    11/17/2003       15.99
11/18/2003    14.69    11/18/2003       16.15
11/19/2003    14.72    11/19/2003       15.95
11/20/2003    14.74    11/20/2003       15.72
11/21/2003    14.74    11/21/2003       15.90
11/24/2003    14.79    11/24/2003       15.95
11/25/2003    14.88    11/25/2003       16.10

DAILY NAV AND MARKET VALUE

               NAV                   MARKET VALUE
11/26/2003    14.89    11/26/2003       16.32
11/28/2003    14.93    11/28/2003       16.40
12/01/2003    14.98    12/01/2003       16.21
12/02/2003    15.08    12/02/2003       16.48
12/03/2003    15.12    12/03/2003       16.40
12/04/2003    15.17    12/04/2003       16.40
12/05/2003    15.20    12/05/2003       16.55
12/08/2003    15.17    12/08/2003       16.67
12/09/2003    15.13    12/09/2003       16.60
12/10/2003    14.93    12/10/2003       16.64
12/11/2003    14.95    12/11/2003       16.45
12/12/2003    14.94    12/12/2003       16.59
12/15/2003    14.92    12/15/2003       16.64
12/16/2003    14.94    12/16/2003       16.31
12/17/2003    14.97    12/17/2003       16.42
12/18/2003    15.03    12/18/2003       16.74
12/19/2003    15.06    12/19/2003       16.65
12/22/2003    15.12    12/22/2003       16.78
12/23/2003    15.12    12/23/2003       16.63
12/24/2003    15.16    12/24/2003       16.91
12/26/2003    15.15    12/26/2003       16.95
12/29/2003    15.04    12/29/2003       16.88
12/30/2003    15.07    12/30/2003       16.96
12/31/2003    15.09    12/31/2003       16.79
01/02/2004    15.09    01/02/2004       16.51
01/05/2004    15.25    01/05/2004       16.64
01/06/2004    15.35    01/06/2004       16.63
01/07/2004    15.41    01/07/2004       16.71
01/08/2004    15.49    01/08/2004       16.78
01/09/2004    15.53    01/09/2004       16.76
01/12/2004    15.50    01/12/2004       17.00
01/13/2004    15.50    01/13/2004       17.08
01/14/2004    15.51    01/14/2004       17.00
01/15/2004    15.51    01/15/2004       17.05

DAILY NAV AND MARKET VALUE

               NAV                   MARKET VALUE
01/16/2004    15.56    01/16/2004       16.94
01/20/2004    15.60    01/20/2004       16.86
01/21/2004    15.68    01/21/2004       17.07
01/22/2004    15.72    01/22/2004       17.10
01/23/2004    15.67    01/23/2004       17.06
01/26/2004    15.68    01/26/2004       17.04
01/27/2004    15.67    01/27/2004       16.90
01/28/2004    15.59    01/28/2004       16.95
01/29/2004    15.52    01/29/2004       16.99
01/30/2004    15.43    01/30/2004       16.98
02/02/2004    15.41    02/02/2004       16.85
02/03/2004    15.37    02/03/2004       16.99
02/04/2004    15.28    02/04/2004       16.88
02/05/2004    15.22    02/05/2004       16.91
02/06/2004    15.26    02/06/2004       17.05
02/09/2004    15.31    02/09/2004       17.04
02/10/2004    15.33    02/10/2004       17.04
02/11/2004    15.28    02/11/2004       16.96
02/12/2004    15.27    02/12/2004       16.83
02/13/2004    15.27    02/13/2004       16.78
02/17/2004    15.31    02/17/2004       16.62
02/18/2004    15.31    02/18/2004       16.51
02/19/2004    15.28    02/19/2004       16.31
02/20/2004    15.23    02/20/2004       16.05
02/23/2004    15.22    02/23/2004       15.60
02/24/2004    15.18    02/24/2004       15.68
02/25/2004    15.19    02/25/2004       16.22
02/26/2004    15.20    02/26/2004       16.18
02/27/2004    15.28    02/27/2004       16.35
03/01/2004    15.33    03/01/2004       16.26
03/02/2004    15.32    03/02/2004       15.99
03/03/2004    15.31    03/03/2004       16.10
03/04/2004    15.32    03/04/2004       16.10
03/05/2004    15.41    03/05/2004       16.35

DAILY NAV AND MARKET VALUE

               NAV                   MARKET VALUE
03/08/2004    15.38    03/08/2004       16.45
03/09/2004    15.38    03/09/2004       16.25
03/10/2004    15.32    03/10/2004       16.30
03/11/2004    15.15    03/11/2004       16.18
03/12/2004    15.17    03/12/2004       16.40
03/15/2004    15.11    03/15/2004       16.35
03/16/2004    15.11    03/16/2004       16.24
03/17/2004    15.13    03/17/2004       16.17
03/18/2004    15.14    03/18/2004       16.15
03/19/2004    15.13    03/19/2004       16.17
03/22/2004    15.10    03/22/2004       16.09
03/23/2004    15.07    03/23/2004       16.05
03/24/2004    15.05    03/24/2004       15.95
03/25/2004    15.06    03/25/2004       16.05
03/26/2004    15.09    03/26/2004       16.40
03/29/2004    15.16    03/29/2004       16.40
03/30/2004    15.20    03/30/2004       16.41
03/31/2004    15.25    03/31/2004       16.48
04/01/2004    15.26    04/01/2004       16.77
04/02/2004    15.18    04/02/2004       16.69
04/05/2004    15.23    04/05/2004       16.31
04/06/2004    15.30    04/06/2004       16.10
04/07/2004    15.31    04/07/2004       16.16
04/08/2004    15.29    04/08/2004       16.42
04/12/2004    15.30    04/12/2004       16.50
04/13/2004    15.11    04/13/2004       16.07
04/14/2004    15.06    04/14/2004       15.54
04/15/2004    15.07    04/15/2004       15.37
04/16/2004    15.11    04/16/2004       15.49
04/19/2004    15.09    04/19/2004       15.60
04/20/2004    15.07    04/20/2004       15.34
04/21/2004    15.10    04/21/2004       15.08
04/22/2004    15.17    04/22/2004       15.29
04/23/2004    15.13    04/23/2004       15.08

DAILY NAV AND MARKET VALUE

               NAV                   MARKET VALUE
04/26/2004    15.21    04/26/2004       14.80
04/27/2004    15.24    04/27/2004       14.92
04/28/2004    15.14    04/28/2004       15.00
04/29/2004    15.09    04/29/2004       15.19
04/30/2004    15.07    04/30/2004       15.15
05/03/2004    15.05    05/03/2004       15.00
05/04/2004    15.01    05/04/2004       15.13
05/05/2004    15.00    05/05/2004       15.21
05/06/2004    14.89    05/06/2004       14.94
05/07/2004    14.72    05/07/2004       14.30
05/10/2004    14.56    05/10/2004       14.00
05/11/2004    14.55    05/11/2004       14.61
05/12/2004    14.35    05/12/2004       14.70
05/13/2004    14.28    05/13/2004       14.74
05/14/2004    14.26    05/14/2004       14.75
05/17/2004    14.20    05/17/2004       14.65
05/18/2004    14.25    05/18/2004       14.75
05/19/2004    14.32    05/19/2004       14.93
05/20/2004    14.34    05/20/2004       14.90
05/21/2004    14.36    05/21/2004       15.02
05/24/2004    14.43    05/24/2004       14.82
05/25/2004    14.49    05/25/2004       15.15
05/26/2004    14.53    05/26/2004       15.20
05/27/2004    14.57    05/27/2004       15.25
05/28/2004    14.56    05/28/2004       15.27
06/01/2004    14.57    06/01/2004       15.08
06/02/2004    14.59    06/02/2004       15.27
06/03/2004    14.55    06/03/2004       15.15
06/04/2004    14.57    06/04/2004       15.13
06/07/2004    14.68    06/07/2004       15.24
06/08/2004    14.69    06/08/2004       15.35
06/09/2004    14.68    06/09/2004       15.39
06/10/2004    14.71    06/10/2004       15.38
06/14/2004    14.54    06/14/2004       15.19

DAILY NAV AND MARKET VALUE

               NAV                   MARKET VALUE
06/15/2004    14.63    06/15/2004       15.13
06/16/2004    14.61    06/16/2004       15.14
06/17/2004    14.65    06/17/2004       15.08
06/18/2004    14.67    06/18/2004       15.22
06/21/2004    14.67    06/21/2004       15.18
06/22/2004    14.70    06/22/2004       15.20
06/23/2004    14.74    06/23/2004       15.07
06/24/2004    14.76    06/24/2004       15.11
06/25/2004    14.75    06/25/2004       15.17
06/28/2004    14.75    06/28/2004       15.24
06/29/2004    14.76    06/29/2004       15.19
06/30/2004    14.80    06/30/2004       15.35
07/01/2004    14.78    07/01/2004       15.40
07/02/2004    14.80    07/02/2004       15.63
07/06/2004    14.82    07/06/2004       15.57
07/07/2004    14.84    07/07/2004       15.60
07/08/2004    14.85    07/08/2004       15.70
07/09/2004    14.88    07/09/2004       15.67
07/12/2004    14.92    07/12/2004       15.76
07/13/2004    14.82    07/13/2004       15.70
07/14/2004    14.84    07/14/2004       15.69
07/15/2004    14.86    07/15/2004       15.69
07/16/2004    14.91    07/16/2004       15.74
07/19/2004    14.89    07/19/2004       15.84
07/20/2004    14.89    07/20/2004       15.78
07/21/2004    14.86    07/21/2004       15.62
07/22/2004    14.85    07/22/2004       15.60
07/23/2004    14.84    07/23/2004       15.64
07/26/2004    14.81    07/26/2004       15.67
07/27/2004    14.77    07/27/2004       15.63
07/28/2004    14.77    07/28/2004       15.72
07/29/2004    14.79    07/29/2004       15.75
07/30/2004    14.81    07/30/2004       15.90
08/02/2004    14.86    08/02/2004       15.87

DAILY NAV AND MARKET VALUE

               NAV                   MARKET VALUE
08/03/2004    14.83    08/03/2004       16.00
08/04/2004    14.81    08/04/2004       15.92
08/05/2004    14.78    08/05/2004       15.95
08/06/2004    14.80    08/06/2004       15.97
08/09/2004    14.76    08/09/2004       15.99
08/10/2004    14.83    08/10/2004       15.90
08/11/2004    14.85    08/11/2004       15.94
08/12/2004    14.71    08/12/2004       15.71
08/13/2004    14.73    08/13/2004       15.80
08/16/2004    14.77    08/16/2004       15.84
08/17/2004    14.80    08/17/2004       15.90
08/18/2004    14.83    08/18/2004       15.98
08/19/2004    14.84    08/19/2004       16.02
08/20/2004    14.88    08/20/2004       16.05
08/23/2004    14.89    08/23/2004       16.00
08/24/2004    14.90    08/24/2004       16.03
08/25/2004    14.95    08/25/2004       16.05
08/26/2004    14.95    08/26/2004       16.13
08/27/2004    14.95    08/27/2004       16.13
08/30/2004    14.95    08/30/2004       16.24
08/31/2004    14.99    08/31/2004       16.20
09/01/2004    15.00    09/01/2004       16.14
09/02/2004    15.05    09/02/2004       16.23
09/03/2004    15.05    09/03/2004       16.30
09/07/2004    15.09    09/07/2004       16.18
09/08/2004    15.10    09/08/2004       16.22
09/09/2004    15.12    09/09/2004       16.32
09/10/2004    15.18    09/10/2004       16.44
09/13/2004    15.08    09/13/2004       16.21
09/14/2004    15.09    09/14/2004       16.08
09/15/2004    15.09    09/15/2004       16.15
09/16/2004    15.11    09/16/2004       16.18
09/17/2004    15.16    09/17/2004       16.27
09/20/2004    15.16    09/20/2004       16.35

DAILY NAV AND MARKET VALUE

               NAV                   MARKET VALUE
09/21/2004    15.26    09/21/2004       16.35
09/22/2004    15.22    09/22/2004       16.26
09/23/2004    15.26    09/23/2004       16.25
09/24/2004    15.26    09/24/2004       16.26
09/27/2004    15.24    09/27/2004       16.19
09/28/2004    15.27    09/28/2004       16.22
09/29/2004    15.26    09/29/2004       16.16
09/30/2004    15.28    09/30/2004       16.20
10/01/2004    15.31    10/01/2004       16.26
10/04/2004    15.32    10/04/2004       16.30
10/05/2004    15.34    10/05/2004       16.49
10/06/2004    15.37    10/06/2004       16.45
10/07/2004    15.36    10/07/2004       16.46
10/08/2004    15.36    10/08/2004       16.51
10/11/2004    15.35    10/11/2004       16.52
10/12/2004    15.34    10/12/2004       16.57
10/13/2004    15.19    10/13/2004       16.41
10/14/2004    15.16    10/14/2004       16.49
10/15/2004    15.21    10/15/2004       16.53
10/18/2004    15.22    10/18/2004       16.46
10/19/2004    15.21    10/19/2004       16.43
10/20/2004    15.18    10/20/2004       16.44
10/21/2004    15.22    10/21/2004       16.43
10/22/2004    15.23    10/22/2004       16.52
10/25/2004    15.27    10/25/2004       16.52
10/26/2004    15.31    10/26/2004       16.60
10/27/2004    15.38    10/27/2004       16.65
10/28/2004    15.42    10/28/2004       16.73
10/29/2004    15.47    10/29/2004       16.74
11/01/2004    15.51    11/01/2004       16.89
11/02/2004    15.53    11/02/2004       16.92
11/03/2004    15.63    11/03/2004       17.00
11/04/2004    15.73    11/04/2004       17.05
11/05/2004    15.79    11/05/2004       16.58

DAILY NAV AND MARKET VALUE

               NAV                   MARKET VALUE
11/08/2004    15.77    11/08/2004       16.28
11/09/2004    15.79    11/09/2004       16.49
11/10/2004    15.72    11/10/2004       16.32
11/11/2004    15.72    11/11/2004       16.46
11/12/2004    15.75    11/12/2004       16.59
11/15/2004    15.79    11/15/2004       16.69
11/16/2004    15.79    11/16/2004       16.72
11/17/2004    15.80    11/17/2004       16.80
11/18/2004    15.84    11/18/2004       16.87
11/19/2004    15.81    11/19/2004       16.77
11/22/2004    15.85    11/22/2004       16.76
11/23/2004    15.88    11/23/2004       16.81
11/24/2004    15.92    11/24/2004       16.84
11/26/2004    15.94    11/26/2004       16.89
11/29/2004    15.92    11/29/2004       16.77

DAILY NAV AND MARKET VALUE

               NAV                   MARKET VALUE
11/30/2004    15.87    11/30/2004       16.62
12/01/2004    15.90    12/01/2004       16.69
12/02/2004    15.90    12/02/2004       16.71
12/03/2004    15.92    12/03/2004       16.85
12/06/2004    15.92    12/06/2004       16.99
12/07/2004    15.91    12/07/2004       16.95
12/08/2004    15.92    12/08/2004       17.00
12/09/2004    15.82    12/09/2004       16.89
12/10/2004    15.83    12/10/2004       16.74
12/13/2004    15.89    12/13/2004       16.58
12/14/2004    15.92    12/14/2004       16.44
12/15/2004    15.98    12/15/2004       16.52
12/16/2004    15.99    12/16/2004       16.59
12/17/2004    15.99    12/17/2004       16.77
12/20/2004    16.01    12/20/2004       16.90
12/21/2004    16.03    12/21/2004       16.98
12/22/2004    16.04    12/22/2004       16.97
12/23/2004    16.05    12/23/2004       17.04
12/27/2004    16.06    12/27/2004       17.11
12/28/2004    15.97    12/28/2004       17.04
12/29/2004    15.98    12/29/2004       17.08
12/30/2004    16.00    12/30/2004       17.11
12/31/2004    16.01    12/31/2004       17.18
01/03/2005    16.00    01/03/2005       17.17
01/04/2005    15.96    01/04/2005       17.05
01/05/2005    15.88    01/05/2005       16.84
01/06/2005    15.84    01/06/2005       16.74
01/07/2005    15.85    01/07/2005       16.75
01/10/2005    15.84    01/10/2005       16.82
01/11/2005    15.77    01/11/2005       16.80
01/12/2005    15.78    01/12/2005       16.74
01/13/2005    15.78    01/13/2005       16.72
01/14/2005    15.79    01/14/2005       16.67
01/18/2005    15.81    01/18/2005       16.63

DAILY NAV AND MARKET VALUE

               NAV                   MARKET VALUE
01/19/2005    15.78    01/19/2005       16.56
01/20/2005    15.65    01/20/2005       16.50
01/21/2005    15.65    01/21/2005       16.45
01/24/2005    15.65    01/24/2005       16.45
01/25/2005    15.64    01/25/2005       16.31
01/26/2005    15.69    01/26/2005       16.25
01/27/2005    15.72    01/27/2005       16.29
01/28/2005    15.73    01/28/2005       16.41
01/31/2005    15.80    01/31/2005       16.46
02/01/2005    15.83    02/01/2005       16.52
02/02/2005    15.86    02/02/2005       16.57
02/03/2005    15.87    02/03/2005       16.70
02/04/2005    15.94    02/04/2005       16.82
02/07/2005    15.96    02/07/2005       16.92
02/08/2005    15.98    02/08/2005       16.94
02/09/2005    15.93    02/09/2005       17.00
02/10/2005    15.83    02/10/2005       16.91
02/11/2005    15.88    02/11/2005       16.78
02/14/2005    15.93    02/14/2005       16.67
02/15/2005    15.94    02/15/2005       16.56
02/16/2005    15.97    02/16/2005       16.36
02/17/2005    15.95    02/17/2005       16.31
02/18/2005    15.93    02/18/2005       15.96
02/22/2005    15.87    02/22/2005       15.55
02/23/2005    15.90    02/23/2005       15.97
02/24/2005    15.94    02/24/2005       16.09
02/25/2005    16.02    02/25/2005       16.15
02/28/2005    16.00    02/28/2005       16.12
03/01/2005    15.99    03/01/2005       16.16
03/02/2005    15.97    03/02/2005       16.20
03/03/2005    15.97    03/03/2005       16.14
03/04/2005    16.04    03/04/2005       16.18
03/07/2005    16.10    03/07/2005       16.23
03/08/2005    16.09    03/08/2005       16.22

DAILY NAV AND MARKET VALUE

               NAV                   MARKET VALUE
03/09/2005    16.00    03/09/2005       16.04
03/10/2005    15.88    03/10/2005       15.75
03/11/2005    15.90    03/11/2005       15.51
03/14/2005    15.90    03/14/2005       15.36
03/15/2005    15.88    03/15/2005       15.20
03/16/2005    15.77    03/16/2005       15.04
03/17/2005    15.73    03/17/2005       15.28
03/18/2005    15.70    03/18/2005       15.13
03/21/2005    15.62    03/21/2005       14.99
03/22/2005    15.55    03/22/2005       15.00
03/23/2005    15.43    03/23/2005       14.72
03/24/2005    15.48    03/24/2005       14.99
03/28/2005    15.48    03/28/2005       14.83
03/29/2005    15.39    03/29/2005       14.97
03/30/2005    15.36    03/30/2005       15.29
03/31/2005    15.37    03/31/2005       15.30
04/01/2005    15.36    04/01/2005       15.15
04/04/2005    15.33    04/04/2005       15.21
04/05/2005    15.39    04/05/2005       15.23
04/06/2005    15.44    04/06/2005       15.38
04/07/2005    15.49    04/07/2005       15.43
04/08/2005    15.48    04/08/2005       15.40
04/11/2005    15.42    04/11/2005       15.36
04/12/2005    15.40    04/12/2005       15.27
04/13/2005    15.22    04/13/2005       15.05
04/14/2005    15.10    04/14/2005       14.87
04/15/2005    14.96    04/15/2005       14.75
04/18/2005    14.95    04/18/2005       14.75
04/19/2005    15.00    04/19/2005       14.98
04/20/2005    15.02    04/20/2005       14.97
04/21/2005    15.11    04/21/2005       15.16
04/22/2005    15.13    04/22/2005       15.24
04/25/2005    15.16    04/25/2005       15.29
04/26/2005    15.10    04/26/2005       15.21

DAILY NAV AND MARKET VALUE

               NAV                   MARKET VALUE
04/27/2005    15.04    04/27/2005       15.33
04/28/2005    15.01    04/28/2005       15.50
04/29/2005    15.02    04/29/2005       15.27
05/02/2005    15.04    05/02/2005       15.43
05/03/2005    15.01    05/03/2005       15.56
05/04/2005    15.11    05/04/2005       15.77
05/05/2005    15.07    05/05/2005       15.72
05/06/2005    15.05    05/06/2005       15.67
05/09/2005    15.08    05/09/2005       15.71
05/10/2005    15.06    05/10/2005       15.67
05/11/2005    14.90    05/11/2005       15.66
05/12/2005    14.84    05/12/2005       15.55
05/13/2005    14.72    05/13/2005       15.48
05/16/2005    14.69    05/16/2005       15.33
05/17/2005    14.64    05/17/2005       15.26
05/18/2005    14.73    05/18/2005       15.42
05/19/2005    14.82    05/19/2005       15.50
05/20/2005    14.85    05/20/2005       15.69
05/23/2005    14.96    05/23/2005       15.76
05/24/2005    14.98    05/24/2005       15.72
05/25/2005    15.04    05/25/2005       15.76
05/26/2005    15.11    05/26/2005       15.95
05/27/2005    15.18    05/27/2005       16.03
05/31/2005    15.23    05/31/2005       16.14
06/01/2005    15.31    06/01/2005       16.03
06/02/2005    15.42    06/02/2005       15.92
06/03/2005    15.42    06/03/2005       16.11
06/06/2005    15.42    06/06/2005       16.15
06/07/2005    15.44    06/07/2005       16.16
06/08/2005    15.42    06/08/2005       16.21
06/09/2005    15.40    06/09/2005       16.17
06/10/2005    15.42    06/10/2005       16.20
06/13/2005    15.30    06/13/2005       15.95
06/14/2005    15.37    06/14/2005       15.97

DAILY NAV AND MARKET VALUE

               NAV                   MARKET VALUE
06/15/2005    15.40    06/15/2005       15.98
06/16/2005    15.44    06/16/2005       16.06
06/17/2005    15.46    06/17/2005       16.17
06/20/2005    15.44    06/20/2005       16.23
06/21/2005    15.45    06/21/2005       16.21
06/22/2005    15.43    06/22/2005       16.24
06/23/2005    15.40    06/23/2005       16.36
06/24/2005    15.38    06/24/2005       16.34
06/27/2005    15.39    06/27/2005       16.35
06/28/2005    15.42    06/28/2005       16.38
06/29/2005    15.43    06/29/2005       16.35
06/30/2005    15.45    06/30/2005       16.38
07/01/2005    15.47    07/01/2005       16.48
07/05/2005    15.51    07/05/2005       16.58
07/06/2005    15.48    07/06/2005       16.67
07/07/2005    15.46    07/07/2005       16.72
07/08/2005    15.52    07/08/2005       16.76
07/11/2005    15.61    07/11/2005       16.76
07/12/2005    15.70    07/12/2005       16.83
07/13/2005    15.56    07/13/2005       16.54
07/14/2005    15.57    07/14/2005       16.56
07/15/2005    15.58    07/15/2005       16.56
07/18/2005    15.59    07/18/2005       16.49
07/19/2005    15.61    07/19/2005       16.55
07/20/2005    15.65    07/20/2005       16.61
07/21/2005    15.60    07/21/2005       16.48
07/22/2005    15.66    07/22/2005       16.59
07/25/2005    15.66    07/25/2005       16.53
07/26/2005    15.68    07/26/2005       16.42
07/27/2005    15.71    07/27/2005       16.52
07/28/2005    15.76    07/28/2005       16.60
07/29/2005    15.76    07/29/2005       16.73
08/01/2005    15.75    08/01/2005       16.68
08/02/2005    15.79    08/02/2005       16.68

DAILY NAV AND MARKET VALUE

               NAV                   MARKET VALUE
08/03/2005    15.80    08/03/2005       16.67
08/04/2005    15.79    08/04/2005       16.59
08/05/2005    15.73    08/05/2005       16.37
08/08/2005    15.70    08/08/2005       16.40
08/09/2005    15.73    08/09/2005       16.59
08/10/2005    15.75    08/10/2005       16.68
08/11/2005    15.70    08/11/2005       16.55
08/12/2005    15.71    08/12/2005       16.40
08/15/2005    15.72    08/15/2005       16.30
08/16/2005    15.67    08/16/2005       16.29
08/17/2005    15.65    08/17/2005       16.24
08/18/2005    15.61    08/18/2005       16.22
08/19/2005    15.64    08/19/2005       16.17
08/22/2005    15.66    08/22/2005       16.30
08/23/2005    15.68    08/23/2005       16.26
08/24/2005    15.67    08/24/2005       16.35
08/25/2005    15.69    08/25/2005       16.39
08/26/2005    15.68    08/26/2005       16.42
08/29/2005    15.70    08/29/2005       16.38
08/30/2005    15.69    08/30/2005       16.36
08/31/2005    15.73    08/31/2005       16.43
09/01/2005    15.79    09/01/2005       16.57
09/02/2005    15.79    09/02/2005       16.62
09/06/2005    15.86    09/06/2005       16.62
09/07/2005    15.89    09/07/2005       16.62
09/08/2005    15.85    09/08/2005       16.67
09/09/2005    15.91    09/09/2005       16.74
09/12/2005    15.89    09/12/2005       16.71
09/13/2005    15.75    09/13/2005       16.57
09/14/2005    15.75    09/14/2005       16.50
09/15/2005    15.75    09/15/2005       16.41
09/16/2005    15.79    09/16/2005       16.49
09/19/2005    15.77    09/19/2005       16.48
09/20/2005    15.73    09/20/2005       16.32

DAILY NAV AND MARKET VALUE

               NAV                   MARKET VALUE
09/21/2005    15.68    09/21/2005       16.32
09/22/2005    15.63    09/22/2005       16.30
09/23/2005    15.64    09/23/2005       16.24
09/26/2005    15.71    09/26/2005       16.30
09/27/2005    15.71    09/27/2005       16.21
09/28/2005    15.72    09/28/2005       16.12
09/29/2005    15.75    09/29/2005       16.29
09/30/2005    15.76    09/30/2005       16.39
10/03/2005    15.77    10/03/2005       16.39
10/04/2005    15.70    10/04/2005       16.43
10/05/2005    15.58    10/05/2005       16.25
10/06/2005    15.47    10/06/2005       16.21
10/07/2005    15.50    10/07/2005       16.15
10/10/2005    15.44    10/10/2005       16.22
10/11/2005    15.39    10/11/2005       16.18
10/12/2005    15.16    10/12/2005       15.63
10/13/2005    15.05    10/13/2005       15.25
10/14/2005    15.10    10/14/2005       15.51
10/17/2005    15.16    10/17/2005       15.60
10/18/2005    15.13    10/18/2005       15.54
10/19/2005    15.16    10/19/2005       15.53
10/20/2005    15.06    10/20/2005       15.56
10/21/2005    15.08    10/21/2005       15.74
10/24/2005    15.16    10/24/2005       15.80
10/25/2005    15.17    10/25/2005       15.81
10/26/2005    15.14    10/26/2005       15.74
10/27/2005    15.07    10/27/2005       15.68
10/28/2005    15.10    10/28/2005       15.69
10/31/2005    15.21    10/31/2005       15.52

AVERAGE ANNUAL TOTAL RETURN + AS OF OCTOBER 31, 2005

COMMON SHARES -- INCEPTION 5/28/2003         1 YEAR         SINCE INCEPTION

On Market Price                              1.83%              10.72%

On NAV                                       7.99%              11.91%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. You can purchase or sell common shares daily. Like any other stock, market price will fluctuate with the market. Upon sale, your shares may have a market price that is above or below net asset value and may be worth more or less than your original investment. Due to ongoing market volatility, performance is subject to substantial short-term fluctuations.

+ Total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of income and capital gains distributions.

                                              Convertible and High Income Fund
                                                     Performance ANNUAL REPORT 3

Performance

FUND SECTOR ALLOCATION AS OF OCTOBER 31, 2005

                                  [BAR CHART]

CONSUMER DISCRETIONARY                    18.6%

FINANCIALS                                13.4%

INDUSTRIALS                               13.0%

ENERGY                                    11.5%

HEALTH CARE                               10.4%

INFORMATION TECHNOLOGY                     8.9%

MATERIALS                                  8.5%

CONSUMER STAPLES                           7.6%

UTILITIES                                  6.4%

TELECOMMUNICATION SERVICES                 1.7%

Sector allocations are based on total investments (excluding security lending collateral and short-term investments) and may vary over time.

FUND ASSET ALLOCATION AS OF OCTOBER 31, 2005

                                  [PIE CHART]

SHORT-TERM INVESTMENTS    0.7%

CONVERTIBLE SECURITIES   36.5%

CORPORATE BONDS          62.8%

  Convertible and High Income Fund
4 ANNUAL REPORT Performance

Schedule of Investments

OCTOBER 31, 2005

   PRINCIPAL
     AMOUNT                                                   VALUE
---------------                                           -------------
CORPORATE BONDS (89.3%)
                    CONSUMER DISCRETIONARY (19.1%)
                    Asbury Automotive Group, Inc.+
$  2,859,000
                    9.000%, 06/15/12                        $   2,837,558

   9,529,000        Beazer Homes USA, Inc.
                    8.375%, 04/15/12                            9,779,136

   4,764,000        Broder Bros. Co.
                    11.250%, 10/15/10                           4,430,520

   4,764,000        DEX Media, Inc.
                    8.000%, 11/15/13                            4,871,190

  12,493,000GBP     EMI Group, PLC
                    9.750%, 05/20/08                           23,950,157

     762,000        General Motors Corp.+
                    7.125%, 07/15/13                              605,790

                    Goodyear Tire & Rubber Company+
   6,670,000        7.857%, 08/15/11                            6,403,200
   4,764,000        7.000%, 03/15/28                            3,846,930

   1,143,000        GSC Holdings Corp. (Gamestop, Inc.)*+
                    8.000%, 10/01/12                            1,117,283

   8,862,000        Hasbro, Inc.
                    6.600%, 07/15/28                            8,949,503

   6,003,000        Houghton Mifflin Company+
                    9.875%, 02/01/13                            6,228,112

   3,812,000        IMAX Corp.
                    9.625%, 12/01/10                            4,097,900

   3,812,000        Inn of the Mountain Gods
                    12.000%, 11/15/10                           4,097,900

   4,764,000        Interpublic Group of Companies, Inc.
                    7.250%, 08/15/11                            4,668,720

   2,859,000        Intrawest Corp.
                    7.500%, 10/15/13                            2,923,328

                    J.C. Penney Company, Inc.
   1,906,000        9.000%, 08/01/12                            2,185,576
   1,429,000        7.650%, 08/15/16+                           1,572,490

   4,288,000        Jarden Corp.+
                    9.750%, 05/01/12                            4,352,320

   3,059,000        Kellwood Company
                    7.625%, 10/15/17                            2,747,594

   3,573,000        La Quinta, Corp.
                    8.875%, 03/15/11                            3,832,042

   3,335,000        Landry's Restaurants, Inc.+
                    7.500%, 12/15/14                            3,084,875

   2,859,000        Mandalay Resort Group+
                    7.625%, 07/15/13                            2,951,918

  11,271,000        Oxford Industries, Inc.
                    8.875%, 06/01/11                           11,609,130

     953,000        Pinnacle Entertainment, Inc.+
                    8.250%, 03/15/12                              950,618

   4,764,000        Rent-A-Center, Inc.+
                    7.500%, 05/01/10                            4,561,530

   3,573,000CAD     Rogers Cable, Inc.
                    7.250%, 12/15/11                            3,139,890

   4,288,000CAD     Rogers Wireless, Inc.
                    7.625%, 12/15/11                            3,893,726

  11,339,000        Royal Caribbean Cruises, Ltd.+
                    7.500%, 10/15/27                           11,764,212

   4,764,000        Russell Corp.
                    9.250%, 05/01/10                            4,823,550

   8,195,000        Vail Resorts, Inc.
                    6.750%, 02/15/14                            8,195,000

   6,670,000        Warnaco Group, Inc.+
                    8.875%, 06/15/13                            7,220,275

                    Warner Music Group
   1,906,000GBP     8.125%, 04/15/14                            3,483,261
   1,906,000        7.375%, 04/15/14                            1,867,880

                    WCI Communities, Inc.+
   6,194,000        7.875%, 10/01/13                            5,899,785
   2,859,000        6.625%, 03/15/15                            2,465,888
                                                            -------------
                                                              179,408,787
                                                            -------------
                    CONSUMER STAPLES (7.3%)
   1,906,000        Central Garden & Pet Company
                    9.125%, 02/01/13                            2,010,830

   5,241,000        Chattem, Inc.
                    7.000%, 03/01/14                            5,319,615

   4,288,000        Chiquita Brands International, Inc.
                    7.500%, 11/01/14                            4,062,880

   5,389,000        Del Monte Foods Company
                    8.625%, 12/15/12                            5,766,230

                    Dole Food Company, Inc.
   4,615,000        8.875%, 03/15/11                            4,799,600
   4,250,000        8.625%, 05/01/09                            4,414,688

   2,153,000        Gold Kist, Inc.
                    10.250%, 03/15/14                           2,422,125

  12,864,000        Jean Coutu Group, Inc.+
                    8.500%, 08/01/14                           11,995,680

   4,288,000        NBTY, Inc.*
                    7.125%, 10/01/15                            4,202,240

   3,812,000        Pinnacle Foods Holding+
                    8.250%, 12/01/13                            3,545,160

   6,098,000        Playtex Products, Inc.
                    8.000%, 03/01/11                            6,395,277

   5,241,000        Revlon, Inc.+
                    9.500%, 04/01/11                            4,939,642

   1,906,000        Smithfield Foods, Inc.
                    7.750%, 05/15/13                            2,015,595

   4,907,000        Spectrum Brands, Inc.+
                    8.500%, 10/01/13                            4,465,370

   2,002,000        WH Intermediate Holdings, Ltd.
                    9.500%, 04/01/11                            2,182,180
                                                            -------------
                                                               68,537,112
                                                            -------------
                    ENERGY (11.4%)
   8,576,000        Arch Western Finance, LLC+
                    6.750%, 07/01/13                            8,661,760

                    Chesapeake Energy Corp.+
   3,812,000        6.875%, 01/15/16                            3,878,710
   1,906,000        7.750%, 01/15/15                            2,029,890

                                              Convertible and High Income Fund
                                         Schedule of Investments ANNUAL REPORT 5

               See accompanying Notes to Schedule of Investments.

Schedule of Investments

OCTOBER 31, 2005

 PRINCIPAL
   AMOUNT                                                 VALUE
------------                                          -------------
$  4,764,000   Forest Oil Corp.+
               8.000%, 12/15/11                       $   5,228,490

   5,908,000   General Maritime Corp.
               10.000%, 03/15/13                          6,528,340

               Giant Industries, Inc.
   5,717,000   8.000%, 05/15/14                           5,945,680
   1,906,000   11.000%, 05/15/12                          2,129,955

  10,815,000   Houston Exploration Company
               7.000%, 06/15/13                          10,896,112

   4,383,000   KCS Energy, Inc.
               7.125%, 04/01/12                           4,492,575

   2,606,000   Lone Star Technologies, Inc.
               9.000%, 06/01/11                           2,762,360

   2,859,000   Massey Energy Company
               6.950%, 03/01/07                           2,901,885

   4,407,000   Paramount Resources Ltd.
               8.500%, 01/31/13                           4,539,210

               Petroleo Brasileiro, SA
   7,147,000   8.375%, 12/10/18+                          7,897,435
   4,764,000   9.125%, 07/02/13                           5,454,780

  16,675,000   Premcor Refining Group, Inc.
               7.500%, 06/15/15                          17,842,250

     953,000   Stone Energy Corp.+
               6.750%, 12/15/14                             910,115

   2,859,000   Swift Energy Company+
               7.625%, 07/15/11                           2,923,328

   6,194,000   Whiting Petroleum Corp.
               7.250%, 05/01/12                           6,271,425

   5,717,000   Williams Companies, Inc.
               7.750%, 06/15/31                           6,067,166
                                                      -------------
                                                        107,361,466
                                                      -------------
               FINANCIALS (5.1%)
               E*TRADE Financial Corporation*
   7,242,000   7.375%, 09/15/13                           7,169,580
   1,334,000   8.000%, 06/15/11                           1,360,680

   4,574,000   Fairfax Financial Holdings, Ltd.+
               7.750%, 04/26/12                           4,231,160

               Host Marriott Corp.+
  10,482,000   7.125%, 11/01/13                          10,678,537
   2,001,000   9.250%, 10/01/07                           2,126,063

  11,435,000   Leucadia National Corp.
               7.000%, 08/15/13                          11,549,350

               Senior Housing Properties Trust
   5,098,000   7.875%, 04/15/15                           5,391,135
   4,764,000   8.625%, 01/15/12                           5,264,220
                                                      -------------
                                                         47,770,725
                                                      -------------
               HEALTH CARE (7.7%)
   9,538,000   Alpharma, Inc.
               8.625%, 05/01/11                          10,253,350

  15,508,000   Ameripath, Inc.+
               10.500%, 04/01/13                         16,205,860

  13,912,000   Bausch & Lomb, Inc.
               7.125%, 08/01/28                          14,738,456

   2,859,000   Beverly Enterprises, Inc.
               7.875%, 06/15/14                           3,144,900

   2,859,000   Psychiatric Solutions, Inc.
               7.750%, 07/15/15                           2,959,065

   6,194,000   Quintiles Transnational Corp.
               10.000%, 10/01/13                          6,867,598

   9,624,000   Tenet Healthcare Corp.*
               9.250%, 02/01/15                           9,166,860

   2,568,000   Valeant Pharmaceuticals International
               7.000%, 12/15/11                           2,516,640

   6,670,000   Vanguard Health Systems, Inc.
               9.000%, 10/01/14                           6,986,825
                                                      -------------
                                                         72,839,554
                                                      -------------
               INDUSTRIALS (13.5%)
   2,620,000   Accuride Corp.
               8.500%, 02/01/15                           2,489,000

   5,717,000   American Airlines, Inc.
               7.250%, 02/05/09                           5,402,565

   2,382,000   Armor Holdings, Inc.
               8.250%, 08/15/13                           2,584,470

               BE Aerospace, Inc.
   2,859,000   8.875%, 05/01/11+                          3,009,098
   1,906,000   8.500%, 10/01/10                           2,072,775

  16,199,000   CNH Global, NV
               9.250%, 08/01/11                          17,130,442

   1,429,000   Columbus McKinnon Corp.*
               8.875%, 11/01/13                           1,443,290

  15,722,000   Esterline Technologies Corp.
               7.750%, 06/15/13                          16,468,795

   3,335,000   Gardner Denver, Inc.*
               8.000%, 05/01/13                           3,485,075

   1,429,000   GATX Corp.+
               8.875%, 06/01/09                           1,580,514

   3,783,000   General Cable Corp.+
               9.500%, 11/15/10                           4,009,980

   3,335,000   Greenbrier Companies, Inc.
               8.375%, 05/15/15                           3,443,387

               JLG Industries, Inc.
   7,242,000   8.250%, 05/01/08                           7,748,940
   3,335,000   8.375%, 06/15/12+                          3,535,100

   2,859,000   Legrand Holding, SA
               8.500%, 02/15/25                           3,416,505

   4,141,000   Manitowoc Company, Inc.
               10.500%, 08/01/12                          4,658,625

  12,387,000   Mobile Mini, Inc.
               9.500%, 07/01/13                          13,687,635

   4,764,000   Monitronics International, Inc.
               11.750%, 09/01/10                          4,710,405

   2,287,000   Orbital Sciences Corp.
               9.000%, 07/15/11                           2,487,113

               Sequa Corp.
   6,670,000   8.875%, 04/01/08                           6,870,100
   1,906,000   9.000%, 08/01/09                           1,987,005

  Convertible and High Income Fund
6 ANNUAL REPORT Schedule of Investments

               See accompanying Notes to Schedule of Investments.

                                                         Schedule of Investments

OCTOBER 31, 2005

 PRINCIPAL
  AMOUNT                                                     VALUE
------------                                              -------------
                   Terex Corp.
$  6,670,000       9.250%, 07/15/11                       $   7,153,575
   5,836,000       7.375%, 01/15/14                           5,836,000

   1,906,000       Wesco Distribution Inc.*
                   7.500%, 10/15/17                           1,913,148
                                                          -------------
                                                            127,123,542
                                                          -------------

                   INFORMATION TECHNOLOGY (8.2%)
   9,529,000       Advanced Micro Devices, Inc.
                   7.750%, 11/01/12                           9,576,645

   2,611,000       Arrow Electronics, Inc.
                   6.875%, 06/01/18                           2,720,299

                   Celestica, Inc.+
   8,099,000       7.625%, 07/01/13                           7,916,772
   3,812,000       7.875%, 07/01/11                           3,792,940

   1,906,000       Flextronics International, Ltd.
                   6.500%, 05/15/13                           1,920,295

   4,764,000       Freescale Semiconductor, Inc.
                   7.125%, 07/15/14                           5,020,065

   1,906,000 GBP   Iron Mountain, Inc.*
                   7.250%, 04/15/14                           3,238,674

   4,907,000       Lucent Technologies, Inc.
                   6.500%, 01/15/28                           4,195,485

   3,812,000       Stratus Technologies, Inc.
                   10.375%, 12/01/08                          3,869,180

   8,195,000       SunGard Data Systems Inc.*
                   9.125%, 08/15/13                           8,358,900

   6,670,000       Telcordia Technologies*+
                   10.000%, 03/15/13                          5,902,950

  19,534,000       Xerox Corp.+
                   7.625%, 06/15/13                          20,608,370
                                                          -------------
                                                             77,120,575
                                                          -------------
                   MATERIALS (11.5%)
                   Aleris International, Inc.
   4,955,000       10.375%, 10/15/10                          5,438,112
   3,675,000       9.000%, 11/15/14                           3,766,875

   4,764,000       Ball Corp.
                   6.875%, 12/15/12                           4,859,280

  18,124,000       Equistar Chemicals, LP
                   10.625%, 05/01/11                         19,845,780

  12,244,000       Freeport-McMoRan Copper & Gold,
                   Inc.
                   10.125%, 02/01/10                         13,529,620

  14,293,000       Georgia-Pacific Corp.+
                   8.000%, 01/15/14                          15,436,440

   5,717,000       IPSCO, Inc.
                   8.750%, 06/01/13                           6,345,870

   8,576,000       Neenah Paper, Inc.+
                   7.375%, 11/15/14                           8,018,560

  12,387,000       Polyone Corp.+
                   10.625%, 05/15/10                         12,201,195

                   Pope & Talbot, Inc.
   2,430,000       8.375%, 06/01/13                           1,907,550
   1,906,000       8.375%, 06/01/13                           1,496,210

   4,764,000       Sealed Air Corp.*
                   6.875%, 07/15/33                           4,846,570

   1,906,000       Texas Industries, Inc.*
                   7.250%, 07/15/13                           1,991,770

                   Union Carbide Corp.+
   4,621,000       7.875%, 04/01/23                           4,995,939
   3,097,000       7.500%, 06/01/25                           3,257,297
                                                          -------------
                                                            107,937,068
                                                          -------------
                   TELECOMMUNICATION SERVICES (1.9%)
   5,717,000       AT&T Corp.
                   9.750%, 11/15/31                           6,989,033

   6,670,000       Sprint Nextel Corporation+
                   7.375%, 08/01/15                           7,065,664

   4,288,000       Syniverse Technologies, Inc.*
                   7.750%, 08/15/13                           4,341,600
                                                          -------------
                                                             18,396,297
                                                          -------------
                   UTILITIES (3.6%)
   4,764,000       Centerpoint Energy, Inc.+
                   6.850%, 06/01/15                           5,115,050

                   Edison International+
   5,717,000       9.875%, 04/15/11                           6,688,890
   3,812,000       10.000%, 08/15/08                          4,202,730

   4,764,000       Public Service Enterprise Group, Inc.
                   8.625%, 02/15/08                           4,966,470

  12,006,000       Teco Energy, Inc.
                   7.500%, 06/15/10                          12,786,390
                                                          -------------
                                                             33,759,530
                                                          -------------
                   TOTAL CORPORATE BONDS
                   (Cost $820,718,983)                      840,254,656
                                                          =============
CONVERTIBLE BONDS (16.0%)
                   Consumer Discretionary (2.3%)
   3,250,000       Deutsche Bank, LUX (USA
                   Interactive)*++
                   3.893%, 05/01/12                           3,800,469

   6,500,000       Lamar Advertising Company+
                   2.875%, 12/31/10                           6,955,000

   2,125,000       Lions Gate Entertainment Corp.
                   3.625%, 03/15/25                           2,018,750

   9,000,000       Walt Disney Company
                   2.125%, 04/15/23
                                                              9,168,750
                                                          -------------
                                                             21,942,969
                                                          -------------
                   ENERGY (1.2%)
   9,000,000       Cal Dive International, Inc.*
                   3.250%, 12/15/25                          11,137,500
                                                          -------------
                   HEALTH CARE (3.3%)
  10,500,000       Emdeon Corp.*
                   3.125%, 09/01/25                           9,266,250

   6,500,000       Invitrogen Corp.*
                   3.250%, 06/15/25                           6,134,375

   8,000,000       LifePoint Hospitals, Inc.*+
                   3.250%, 08/15/25                           7,600,000

                                              Convertible and High Income Fund
                                         Schedule of Investments ANNUAL REPORT 7

               See accompanying Notes to Schedule of Investments.

Schedule of Investments

OCTOBER 31, 2005

PRINCIPAL
 AMOUNT                                                                     VALUE
------------                                                            -------------
$  8,000,000          Wyeth+ ++
                      3.320%, 01/15/24                                  $   8,240,720
                                                                        -------------
                                                                           31,241,345
                                                                        -------------
                      INDUSTRIALS (3.4%)
  11,500,000          GATX Corp.
                      7.500%, 02/01/07                                     13,843,125

   6,400,000          Lockheed Martin Corp.++
                      3.540%, 08/15/33                                      6,747,776

   3,500,000          Quanta Services, Inc.
                      4.500%, 10/01/23                                      4,221,875

  13,000,000          Roper Industries, Inc.+
                      1.481%, 01/15/34                                      6,938,750
                                                                        -------------
                                                                           31,751,526
                                                                        -------------
                      INFORMATION TECHNOLOGY (3.8%)
   6,500,000          Advanced Micro Devices, Inc.+
                      4.750%, 02/01/22                                      7,150,000

   4,000,000          CSG Systems International, Inc.
                      2.500%, 06/15/24                                      4,205,000

   5,500,000          DST Systems, Inc.+
                      4.125%, 08/15/23                                      7,026,250

   7,800,000          Liberty Media Corp.+
                      3.500%, 01/15/31                                      7,605,000

   6,500,000          LSI Logic Corp.
                      4.000%, 05/15/10                                      6,345,625

   3,000,000          Openwave Systems, Inc.+
                      2.750%, 09/09/08                                      3,435,000
                                                                        -------------
                                                                           35,766,875
                                                                        -------------
                      TELECOMMUNICATION SERVICES (0.4%)
                      Liberty Media Corp. (Sprint PCS Group)
   4,142,000          3.750%, 02/15/30                                      2,293,632
   1,974,000          4.000%, 11/15/29                                      1,174,530
                                                                        -------------
                                                                            3,468,162
                                                                        -------------
                      UTILITIES (1.6%)
   6,500,000          CenterPoint Energy, Inc.
                      3.750%, 05/15/23                                      7,938,125
   3,500,000 GBP      Scottish and Southern Energy, PLC
                      3.750%, 10/29/09                                      7,094,005
                                                                        -------------
                                                                           15,032,130
                                                                        -------------
                      TOTAL CONVERTIBLE BONDS
                      (Cost $149,129,041)                                 150,340,507
                                                                        =============
SYNTHETIC CONVERTIBLE SECURITIES (5.2%)
CORPORATE BONDS (4.4%)
                      CONSUMER DISCRETIONARY (0.9%)
     141,000          Asbury Automotive Group, Inc.+
                      9.000%, 06/15/12                                        139,943

     471,000          Beazer Homes USA, Inc.
                      8.375%, 04/15/12                                        483,364

     236,000          Broder Bros. Co.
                      11.250%, 10/15/10                                       219,480

     236,000          DEX Media, Inc.
                      8.000%, 11/15/13                                        241,310

     618,000 GBP      EMI Group, PLC
                      9.750%, 05/20/08                                      1,184,759

      38,000          General Motors Corp.+
                      7.125%, 07/15/13                                         30,210

                      Goodyear Tire & Rubber Company+
     330,000          7.857%, 08/15/11                                        316,800
     236,000          7.000%, 03/15/28                                        190,570

      57,000          GSC Holdings Corp. (Gamestop, Inc.)*+
                      8.000%, 10/01/12                                         55,718

     438,000          Hasbro, Inc.
                      6.600%, 07/15/28                                        442,325

     297,000          Houghton Mifflin Company+
                      9.875%, 02/01/13                                        308,137

     188,000          IMAX Corp.
                      9.625%, 12/01/10                                        202,100

     188,000          Inn of the Mountain Gods
                      12.000%, 11/15/10                                       202,100

     236,000          Interpublic Group of Companies, Inc.
                      7.250%, 08/15/11                                        231,280

     141,000          Intrawest Corp.
                      7.500%, 10/15/13                                        144,173

                      J.C. Penney Company, Inc.
      94,000          9.000%, 08/01/12                                        107,788
      71,000          7.650%, 08/15/16+                                        78,129

     212,000          Jarden Corp.+
                      9.750%, 05/01/12                                        215,180

     151,000          Kellwood Company
                      7.625%, 10/15/17                                        135,628

     177,000          La Quinta, Corp.
                      8.875%, 03/15/11                                        189,832

     165,000          Landry's Restaurants, Inc.+
                      7.500%, 12/15/14                                        152,625

     141,000          Mandalay Resort Group+
                      7.625%, 07/15/13                                        145,583

     557,000          Oxford Industries, Inc.
                      8.875%, 06/01/11                                        573,710

      47,000          Pinnacle Entertainment, Inc.+
                      8.250%, 03/15/12                                         46,883

     236,000          Rent-A-Center, Inc.+
                      7.500%, 05/01/10                                        225,970

     177,000 CAD      Rogers Cable, Inc.
                      7.250%, 12/15/11                                        155,544

     212,000 CAD      Rogers Wireless, Inc.
                      7.625%, 12/15/11                                        192,507

     561,000          Royal Caribbean Cruises, Ltd.+
                      7.500%, 10/15/27                                        582,037

     236,000          Russell Corp.
                      9.250%, 05/01/10                                        238,950

     405,000          Vail Resorts, Inc.
                      6.750%, 02/15/14                                        405,000

     330,000          Warnaco Group, Inc.+
                      8.875%, 06/15/13                                        357,225

                      Warner Music Group
      94,000 GBP      8.125%, 04/15/14                                        171,787

  Convertible and High Income Fund
8 ANNUAL REPORT Schedule of Investments

               See accompanying Notes to Schedule of Investments.

                                                         Schedule of Investments

OCTOBER 31, 2005

 PRINCIPAL
  AMOUNT                                                  VALUE
------------                                          -------------
$     94,000   7.375%, 04/15/14                       $      92,120

               WCI Communities, Inc.+
     306,000   7.875%, 10/01/13                             291,465
     141,000   6.625%, 03/15/15                             121,613
                                                      -------------
                                                          8,871,845
                                                      -------------
               CONSUMER STAPLES (0.3%)
      94,000   Central Garden & Pet Company
               9.125%, 02/01/13                              99,170

     259,000   Chattem, Inc.
               7.000%, 03/01/14                             262,885

     212,000   Chiquita Brands International,
               Inc.
               7.500%, 11/01/14                             200,870

     266,000   Del Monte Foods Company
               8.625%, 12/15/12                             284,620

               Dole Food Company, Inc.
     228,000   8.875%, 03/15/11                             237,120
     210,000   8.625%, 05/01/09                             218,138

     106,000   Gold Kist, Inc.
               10.250%, 03/15/14                            119,250

     636,000   Jean Coutu Group, Inc.+
               8.500%, 08/01/14                             593,070

     212,000   NBTY, Inc.*
               7.125%, 10/01/15                             207,760

     188,000   Pinnacle Foods Holding+
               8.250%, 12/01/13                             174,840

     302,000   Playtex Products, Inc.
               8.000%, 03/01/11                             316,722

     259,000   Revlon, Inc.+
               9.500%, 04/01/11                             244,108

      94,000   Smithfield Foods, Inc.
               7.750%, 05/15/13                              99,405

     243,000   Spectrum Brands, Inc.+
               8.500%, 10/01/13                             221,130

      99,000   WH Intermediate Holdings, Ltd.
               9.500%, 04/01/11                             107,910
                                                      -------------
                                                          3,386,998
                                                      -------------
               ENERGY (0.6%)
     424,000   Arch Western Finance, LLC+
               6.750%, 07/01/13                             428,240

               Chesapeake Energy Corp.+
     188,000   6.875%, 01/15/16                             191,290
      94,000   7.750%, 01/15/15                             100,110

     236,000   Forest Oil Corp.+
               8.000%, 12/15/11                             259,010

     292,000   General Maritime Corp.
               10.000%, 03/15/13                            322,660

               Giant Industries, Inc.
     283,000   8.000%, 05/15/14                             294,320
      94,000   11.000%, 05/15/12                            105,045

     535,000   Houston Exploration Company
               7.000%, 06/15/13
                                                            539,012
     217,000   KCS Energy, Inc.
               7.125%, 04/01/12                             222,425

     129,000   Lone Star Technologies, Inc.
               9.000%, 06/01/11                             136,740

     141,000   Massey Energy Company
               6.950%, 03/01/07                             143,115

     218,000   Paramount Resources Ltd.
               8.500%, 01/31/13                             224,540

               Petroleo Brasileiro, SA
     353,000   8.375%, 12/10/18+                            390,065
     236,000   9.125%, 07/02/13                             270,220

     825,000   Premcor Refining Group, Inc.
               7.500%, 06/15/15                             882,750

      47,000   Stone Energy Corp.+
               6.750%, 12/15/14                              44,885

     141,000   Swift Energy Company+
               7.625%, 07/15/11                             144,173

     306,000   Whiting Petroleum Corp.
               7.250%, 05/01/12                             309,825

     283,000   Williams Companies, Inc.
               7.750%, 06/15/31                             300,334
                                                      -------------
                                                          5,308,759
                                                      -------------
               FINANCIALS (0.2%)
               E*TRADE Financial Corporation*
     358,000   7.375%, 09/15/13                             354,420
      66,000   8.000%, 06/15/11                              67,320

     226,000   Fairfax Financial Holdings, Ltd.+
               7.750%, 04/26/12                             209,060

               Host Marriott Corp.+
     518,000   7.125%, 11/01/13                             527,712
      99,000   9.250%, 10/01/07                             105,188

     565,000   Leucadia National Corp.
               7.000%, 08/15/13                             570,650

               Senior Housing Properties Trust
     252,000   7.875%, 04/15/15                             266,490
     236,000   8.625%, 01/15/12                             260,780
                                                      -------------
                                                          2,361,620
                                                      -------------
               HEALTH CARE (0.4%)
     472,000   Alpharma, Inc.
               8.625%, 05/01/11                             507,400

     767,000   Ameripath, Inc.+
               10.500%, 04/01/13                            801,515

     688,000   Bausch & Lomb, Inc.
               7.125%, 08/01/28                             728,871

     141,000   Beverly Enterprises, Inc.
               7.875%, 06/15/14                             155,100

     141,000   Psychiatric Solutions, Inc.
               7.750%, 07/15/15                             145,935

     306,000   Quintiles Transnational Corp.
               10.000%, 10/01/13                            339,278

     476,000   Tenet Healthcare Corp.*
               9.250%, 02/01/15                             453,390

     127,000   Valeant Pharmaceuticals
               International
               7.000%, 12/15/11                             124,460

                                              Convertible and High Income Fund
                                         Schedule of Investments ANNUAL REPORT 9

               See accompanying Notes to Schedule of Investments.

Schedule of Investments

OCTOBER 31, 2005

 PRINCIPAL
   AMOUNT                                                 VALUE
------------                                          -------------
$    330,000   Vanguard Health Systems, Inc.
               9.000%, 10/01/14                       $     345,675
                                                      -------------
                                                          3,601,624
                                                      -------------
               INDUSTRIALS (0.7%)
     130,000   Accuride Corp.
               8.500%, 02/01/15                             123,500

     283,000   American Airlines, Inc.
               7.250%, 02/05/09                             267,435

     118,000   Armor Holdings, Inc.
               8.250%, 08/15/13                             128,030

               BE Aerospace, Inc.
     141,000   8.875%, 05/01/11+                            148,402
      94,000   8.500%, 10/01/10                             102,225

     801,000   CNH Global, NV
               9.250%, 08/01/11                             847,057

      71,000   Columbus McKinnon Corp.*
               8.875%, 11/01/13                              71,710

     778,000   Esterline Technologies Corp.
               7.750%, 06/15/13                             814,955

     165,000   Gardner Denver, Inc.*
               8.000%, 05/01/13                             172,425

      71,000   GATX Corp.+
               8.875%, 06/01/09                              78,528

     187,000   General Cable Corp.+
               9.500%, 11/15/10                             198,220

     165,000   Greenbrier Companies, Inc.
               8.375%, 05/15/15                             170,362

               JLG Industries, Inc.
     358,000   8.250%, 05/01/08                             383,060
     165,000   8.375%, 06/15/12+                            174,900

     141,000   Legrand Holding, SA
               8.500%, 02/15/25                             168,495

     205,000   Manitowoc Company, Inc.
               10.500%, 08/01/12                            230,625

     613,000   Mobile Mini, Inc.
               9.500%, 07/01/13                             677,365

     236,000   Monitronics International, Inc.
               11.750%, 09/01/10                            233,345

     113,000   Orbital Sciences Corp.
               9.000%, 07/15/11                             122,888

               Sequa Corp.
     330,000   8.875%, 04/01/08                             339,900
      94,000   9.000%, 08/01/09                              97,995

               Terex Corp.
     330,000   9.250%, 07/15/11                             353,925
     289,000   7.375%, 01/15/14                             289,000

      94,000   Wesco Distribution Inc.*
               7.500%, 10/15/17                              94,353
                                                      -------------
                                                          6,288,700
                                                      -------------
                 INFORMATION TECHNOLOGY (0.4%)
     471,000     Advanced Micro Devices, Inc.
                 7.750%, 11/01/12                           473,355

     129,000     Arrow Electronics, Inc.
                 6.875%, 06/01/18                           134,400

                 Celestica, Inc.+
     401,000     7.625%, 07/01/13                           391,977
     188,000     7.875%, 07/01/11                           187,060

      94,000     Flextronics International, Ltd.
                 6.500%, 05/15/13                            94,705

     236,000     Freescale Semiconductor, Inc.
                 7.125%, 07/15/14                           248,685

      94,000 GBP Iron Mountain, Inc.*
                 7.250%, 04/15/14                           159,725

     243,000     Lucent Technologies, Inc.
                 6.500%, 01/15/28                           207,765

     188,000     Stratus Technologies, Inc.
                 10.375%, 12/01/08                          190,820

     405,000     SunGard Data Systems Inc.*
                 9.125%, 08/15/13                           413,100

     330,000     Telcordia Technologies*+
                 10.000%, 03/15/13                          292,050

     966,000     Xerox Corp.+
                 7.625%, 06/15/13                         1,019,130
                                                      -------------
                                                          3,812,772
                                                      -------------
                 MATERIALS (0.6%)
                 Aleris International, Inc.
     245,000     10.375%, 10/15/10                          268,888
     182,000     9.000%, 11/15/14                           186,550

     236,000     Ball Corp.
                 6.875%, 12/15/12                           240,720

     896,000     Equistar Chemicals, LP
                 10.625%, 05/01/11                          981,120

     606,000     Freeport-McMoRan Copper & Gold, Inc.
                 10.125%, 02/01/10                          669,630

     707,000     Georgia-Pacific Corp.+
                 8.000%, 01/15/14                           763,560

     283,000     IPSCO, Inc.
                 8.750%, 06/01/13                           314,130

     424,000     Neenah Paper, Inc.+
                 7.375%, 11/15/14                           396,440

     613,000     Polyone Corp.+
                 10.625%, 05/15/10                          603,805

                 Pope & Talbot, Inc.
     120,000     8.375%, 06/01/13                            94,200
      94,000     8.375%, 06/01/13                            73,790

     236,000     Sealed Air Corp.*
                 6.875%, 07/15/33                           240,090

      94,000     Texas Industries, Inc.*
                 7.250%, 07/15/13                            98,230

   Convertible and High Income Fund
10 ANNUAL REPORT Schedule of Investments

               See accompanying Notes to Schedule of Investments.

                                                         Schedule of Investments

OCTOBER 31, 2005

 PRINCIPAL
  AMOUNT                                                  VALUE
------------                                          -------------
               Union Carbide Corp.+
$    229,000   7.875%, 04/01/23                       $     247,581
     153,000   7.500%, 06/01/25                             160,919
                                                      -------------
                                                          5,339,653
                                                      -------------
               TELECOMMUNICATION SERVICES (0.1%)
     283,000   AT&T Corp.
               9.750%, 11/15/31                             345,967

     330,000   Sprint Nextel Corporation+
               7.375%, 08/01/15                             349,576

     212,000   Syniverse Technologies, Inc.*
               7.750%, 08/15/13                             214,650
                                                      -------------
                                                            910,193
                                                      -------------

               UTILITIES (0.2%)
     236,000   Centerpoint Energy, Inc.+
               6.850%, 06/01/15                             253,390

               Edison International+
     283,000   9.875%, 04/15/11                             331,110
     188,000   10.000%, 08/15/08                            207,270

     236,000   Public Service Enterprise Group, Inc.
               8.625%, 02/15/08                             246,030

     594,000   Teco Energy, Inc.
               7.500%, 06/15/10                             632,610
                                                      -------------
                                                          1,670,410
                                                      -------------
               TOTAL CORPORATE BONDS                     41,552,574
                                                      =============

 NUMBER OF
 CONTRACTS                                                VALUE
------------                                          -------------
OPTIONS (0.8%)
               CONSUMER DISCRETIONARY (0.3%)
         600   eBay, Inc.#
               Call, 01/20/07, Strike 42.50                 336,000

       2,900   YUM! Brands, Inc.#
               Call, 01/20/07, Strike 50.00               2,015,500
                                                      -------------
                                                          2,351,500
                                                      -------------
               FINANCIALS (0.1%)
       2,500   Allstate Corp.#
               Call, 01/20/07, Strike 55.00               1,125,000

               HEALTH CARE (0.2%)
       2,000   UnitedHealth Group Incorporated#
               Call, 01/20/07, Strike 52.50               2,260,000
                                                      -------------

               INFORMATION TECHNOLOGY (0.2%)
       5,100   Nokia Corp.#
               Call, 01/20/07, Strike 15.00               1,596,300
                                                      -------------
               TOTAL OPTIONS                              7,332,800
                                                      -------------
               TOTAL SYNTHETIC CONVERTIBLE
               SECURITIES
               (Cost $47,652,828)                        48,885,374
                                                      =============

NUMBER OF
 SHARES                                                      VALUE
------------                                             -------------
CONVERTIBLE PREFERRED STOCKS (30.7%)
                    CONSUMER DISCRETIONARY (3.6%)
   1,067,300        Ford Motor Company Capital
                    Trust II
                    6.500%                               $  34,036,197
                                                         -------------

                    CONSUMER STAPLES (3.1%)
   1,190,000        Albertson's, Inc.
                    7.250%                                  28,798,000
                                                         -------------

                    ENERGY (3.0%)
     125,000        Amerada Hess Corp.
                    7.000%                                  13,320,000

     102,700        Chesapeake Energy Corp.*
                    5.000%                                  14,942,850
                                                         -------------
                                                            28,262,850
                                                         -------------

                    FINANCIALS (13.5%)
     635,000        Chubb Corp.
                    7.000%                                  21,355,050

  19,000,000        Fortis, NV (Assurant)*
                    7.750%                                  21,066,250

                    Hartford Financial Services
     215,000        Group, Inc.
                    7.000%                                  15,389,700

     350,000        Lazard Ltd.
                    6.625%                                   8,921,500

     450,000        Lehman Brothers Holdings, Inc.
                    6.250%                                  11,758,500

     230,000        Merrill Lynch & Company, Inc.
                    6.750%                                   8,826,250

     325,000        Metlife, Inc.
                    6.375%                                   8,888,750

     570,000        National Australia Bank, Ltd.
                    7.875%                                  23,176,200

     150,000        Washington Mutual, Inc.
                    5.375%                                   7,575,000
                                                         -------------
                                                           126,957,200
                                                         -------------

                    HEALTH CARE (3.0%)
     370,000        Baxter International, Inc.
                    3.500%                                  20,042,900

     145,000        Schering-Plough Corp.
                    6.000%                                   7,644,400
                                                         -------------
                                                            27,687,300
                                                         -------------

                    INDUSTRIALS (0.9%)
   3,000,000 GBP    BAE Systems, PLC
                    7.750%                                   8,750,303
                                                         -------------

                    UTILITIES (3.6%)
      80,000        Southern Union Company
                    5.000%                                   3,956,000

     375,000        TXU Corp.
                    4.060%                                  30,157,500
                                                         -------------
                                                            34,113,500
                                                         -------------
                    TOTAL CONVERTIBLE
                    PREFERRED STOCKS
                    (Cost $272,367,612)                    288,605,350
                                                         =============

                                             Convertible and High Income Fund
                                        Schedule of Investments ANNUAL REPORT 11

               See accompanying Notes to Schedule of Investments.

Schedule of Investments

OCTOBER 31, 2005

 PRINCIPAL
  AMOUNT                                                  VALUE
------------                                          --------------
SHORT-TERM INVESTMENT (0.9%)
$  8,809,000     Citigroup, Inc.
                 3.940%, 11/01/05
                 (Cost $8,809,000)                    $    8,809,000
                                                      --------------

NUMBER OF
  SHARES                                                  VALUE
------------                                          ---------------
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES ON LOAN (17.6%)
165,899,284      Bank of New York Institutional
                 Cash Reserve Fund
                 current rate 4.023%
                 (Cost $165,899,284)                      165,899,284
                                                      ---------------

TOTAL INVESTMENTS (159.7%)
   (Cost $1,464,576,748)                              $ 1,502,794,171
                                                      ===============
PAYABLE UPON RETURN OF SECURITIES
ON LOAN (-17.6%)                                         (165,899,284)
                                                      ---------------
OTHER ASSETS, LESS LIABILITIES (3.6%)                      34,086,616
                                                      ---------------
PREFERRED SHARES AT REDEMPTION VALUE INCLUDING
DIVIDENDS PAYABLE (-45.7%)                               (430,245,811)
                                                      ---------------
NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS (100.0%)                                 $   940,735,692
                                                      ===============

NOTES TO SCHEDULE OF INVESTMENTS

Note: Market value for securities denominated in foreign currencies are shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities generally must be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At October 31, 2005, the market value of 144A securities that could not be exchanged to the registered form is $95,566,527 or 10.2% of net assets applicable to common shareholders of the Fund.

+     Security, or portion of security, is on loan.

#     Non-income producing security.

++ Variable rate security. The interest rate shown is the rate in effect at October 31, 2005.

FOREIGN CURRENCY ABBREVIATIONS

CAD     Canadian Dollar
GBP     British Pound Sterling

   Convertible and High Income Fund
12 ANNUAL REPORT Schedule of Investments

                 See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities

OCTOBER 31, 2005
----------------
ASSETS
Investments, at value* (cost $1,464,576,748)                                                                      $ 1,502,794,171
Cash with custodian (interest bearing)                                                                                  2,296,461
Restricted cash for open options (interest bearing)                                                                       150,000
Foreign currency (cost $116,156)                                                                                          116,156
Unrealized appreciation on interest rate swaps                                                                         10,410,916
Receivable for investments sold                                                                                           827,861
Accrued interest and dividends receivable                                                                              24,433,973
Prepaid expenses                                                                                                           54,212
Other assets                                                                                                               17,589
                                                                                                                  ---------------
         Total assets                                                                                               1,541,101,339
                                                                                                                  ---------------
LIABILITIES
Payable upon return of securities loaned                                                                              165,899,284
Payable for investments purchased                                                                                       3,140,959
Payable to investment advisor                                                                                             819,136
Payable to financial accountant                                                                                            13,323
Payable for deferred compensation to Trustees                                                                              17,589
Other accounts payable and accrued liabilities                                                                            229,545
                                                                                                                  ---------------
         Total liabilities                                                                                            170,119,836
                                                                                                                  ---------------
PREFERRED SHARES
$25,000 liquidation value per share applicable to 17,200 shares, including dividends payable                          430,245,811
                                                                                                                  ---------------
         NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                                 940,735,692
                                                                                                                  ===============

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

Common stock, no par value, unlimited shares authorized 61,867,557 shares issued and outstanding                  $   881,846,465
Undistributed net investment income (loss)                                                                               (362,062)
Accumulated net realized gain (loss) on investments, foreign currency transactions and interest rate swaps             10,631,219
Net unrealized appreciation (depreciation) on investments, foreign currency translation and interest rate swaps        48,620,070
                                                                                                                  ---------------
         NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                             $   940,735,692
                                                                                                                  ===============
Net asset value per common share based on 61,867,557 shares issued and outstanding                                $         15.21
                                                                                                                  ===============

*     Includes $162,482,912 of securities loaned, at value.

                                             Convertible and High Income Fund
                            Statement of Assets and Liabilities ANNUAL REPORT 13

                 See accompanying Notes to Financial Statements.

Statement of Operations

YEAR ENDED OCTOBER 31, 2005
---------------------------
INVESTMENT INCOME
Interest                                                                                                          $    88,147,478
Dividends (net of foreign taxes withheld of $23,452)                                                                   14,317,767
Securities lending income                                                                                                 899,612
                                                                                                                  ---------------
         Total investment income                                                                                      103,364,857
                                                                                                                  ---------------

EXPENSES
Investment advisory fees                                                                                               11,105,961
Financial accounting fees                                                                                                 159,554
Auction agent and rating agency fees                                                                                    1,121,377
Printing and mailing fees                                                                                                 212,749
Accounting fees                                                                                                           197,696
Audit and legal fees                                                                                                      138,005
Custodian fees                                                                                                             81,413
Registration fees                                                                                                          61,722
Transfer agent fees                                                                                                        36,355
Trustees' fees                                                                                                             33,460
Other                                                                                                                      71,914
                                                                                                                  ---------------
         Total expenses                                                                                                13,220,206
         Less investment advisory fees waived                                                                          (1,388,245)
                                                                                                                  ---------------
         Net expenses                                                                                                  11,831,961
                                                                                                                  ---------------
         NET INVESTMENT INCOME (LOSS)                                                                                  91,532,896
                                                                                                                  ===============

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS, FOREIGN CURRENCY AND INTEREST RATE SWAPS

NET REALIZED GAIN (LOSS) FROM:
      Investments                                                                                                      29,946,434
      Foreign currency transactions                                                                                        (2,736)
      Interest rate swaps                                                                                              (1,349,993)

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
      Investments                                                                                                     (45,960,353)
      Foreign currency translation                                                                                        (58,261)
      Interest rate swaps                                                                                              11,890,450
                                                                                                                  ---------------
         NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS, FOREIGN CURRENCY AND INTEREST RATE SWAPS            (5,534,459)
                                                                                                                  ===============
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               85,998,437
                                                                                                                  ===============

DIVIDENDS TO PREFERRED SHAREHOLDERS FROM
Net investment income                                                                                                 (12,501,709)
                                                                                                                  ---------------
         NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS        $    73,496,728
                                                                                                                  ===============

   Convertible and High Income Fund
14 ANNUAL REPORT Statement of Operations

                 See accompanying Notes to Financial Statements.

Statement of Changes in Net Assets

                                                                                                           Year Ended October 31,
                                                                                                            2005           2004
                                                                                                       -------------   ------------
OPERATIONS

Net investment income (loss)                                                                           $  91,532,896   $ 96,162,030
Net realized gain (loss) from investments, foreign currency transactions and interest rate swaps          28,593,705     (8,534,111)
Change in net unrealized appreciation/depreciation on investments, foreign currency
translation and interest rate swaps                                                                      (34,128,164)    47,353,283
Dividends to preferred shareholders from
  Net investment income                                                                                  (12,501,709)    (6,021,235)
                                                                                                       -------------   ------------
Net increase (decrease) in net assets applicable to common shareholders resulting from operations         73,496,728    128,959,967
                                                                                                       -------------   ------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM
Net investment income                                                                                    (82,338,867)   (88,670,835)
Capital gains                                                                                             (7,532,898)            --
                                                                                                       -------------   ------------
Net decrease in net assets from distributions to common shareholders                                     (89,871,765)   (88,670,835)

CAPITAL STOCK TRANSACTIONS
Reinvestment of dividends resulting in the issuance of common stock                                       12,074,203     13,595,460
Net increase (decrease) in net assets from capital stock transactions                                     12,074,203     13,595,460
                                                                                                       -------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                 (4,300,834)    53,884,592
                                                                                                       -------------   ------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Beginning of period                                                                                      945,036,526    891,151,934
                                                                                                       -------------   ------------
End of period                                                                                          $ 940,735,692   $945,036,526
                                                                                                       =============   ============
Undistributed net investment income (loss)                                                             $    (362,062)  $    129,801

                                             Convertible and High Income Fund
                             Statement of Changes in Net Assets ANNUAL REPORT 15

                 See accompanying Notes to Financial Statements.

Notes to Financial Statements

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS Convertible and High Income Fund (the "Fund") was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003.

The Fund's investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertible and non-convertible income securities. "Managed assets" means the Fund's total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

PORTFOLIO VALUATION. In computing the Fund's net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price ("NOCP"), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty's price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Funds' may also use fair value pricing if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Funds' pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds' net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

   Convertible and High Income Fund
16 ANNUAL REPORT Notes to Financial Statements

                                                   Notes to Financial Statements

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Except for securities of foreign issuers valued by a pricing service, values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate selected by the advisor from rates quoted by any major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, foreign currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency appreciation and depreciation arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of purchased call options is increased by premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

USE OF ESTIMATES. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

INCOME TAXES. No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders substantially all of its taxable income and gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature,

                                             Convertible and High Income Fund
                                  Notes to Financial Statements ANNUAL REPORT 17

Notes to Financial Statements

such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting fixed income securities. Financial records are not adjusted for temporary differences.

Effective June 1, 2005, the Fund adopted a level rate monthly distribution to common shareholders, which may be modified by the Board of Trustees from time to time. Monthly distributions may include net investment income, net realized short-term capital gains and, if necessary, return of capital. In addition, distributions may include net realized long-term capital gains to the extent permitted by the 1940 Act.

In order to make these monthly distributions, the Fund might have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Also, for purposes of maintaining level rate distributions the Fund may realize short-term capital gains on securities that, if sold at a later date, would have resulted in long-term capital gains. Maintenance of level rate distributions may increase transaction and tax costs associated with the Fund.

INDEMNIFICATIONS. Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE 2 - INVESTMENT ADVISOR TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER
PARTIES

Pursuant to an investment advisory agreement with Calamos Advisors LLC
("Calamos Advisors"), the Fund pays an annual fee, payable monthly, equal to 0.80% based on the average weekly managed assets. "Managed assets" means the Fund's total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage). Calamos Advisors has contractually agreed to waive a portion of its management fee at the annual rate of 0.10% of the average weekly managed assets of the Fund for the first five full years of the Fund's operation (through May 31, 2008) and to waive a declining amount for an additional three years (0.07% of the average weekly managed assets in 2009, 0.05% in 2010, and 0.03% in 2011).

Calamos Advisors receives a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets; 0.0150% on the next $1 billion of combined assets; and 0.0110% on combined assets above $2 billion for financial accounting services (for purposes of this calculation "combined assets" means the total average daily net assets of Calamos Investment Trust and Calamos Advisors Trust and the average weekly managed assets of Calamos Convertible and High Income Fund, Calamos Convertible Opportunities and Income Fund, Calamos Strategic Total Return Fund and Calamos Global Total Return Fund). Financial accounting services include, but are not limited to, the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking, and reporting tax adjustments on all assets and liabilities and monitoring trustee deferred compensation plan accruals and valuations. The Fund will pay its pro rata share of the financial accounting service fee payable to Calamos Advisors based on the Fund's relative portion of combined assets.

Effective August 1, 2005, the Fund began reimbursing the advisor for a portion of the compensation paid to the Chief Compliance Officer of the Fund. This compensation is reported as part of "Other" expenses on the Statement of Operations.

Certain officers and trustees of the Fund are also officers and directors of Calamos Financial Services LLC ("CFS") and Calamos Advisors. All officers and affiliated trustees serve without direct compensation from the Fund.

The Fund has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an interested person" (as defined in the 1940 Act) of CFS or Calamos Advisors and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Fund. The deferred compensation payable to the participating trustee is

   Convertible and High Income Fund
18 ANNUAL REPORT Notes to Financial Statements

                                                   Notes to Financial Statements

credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of a participating trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Calamos Investment Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Deferred compensation investments of $17,589 are included in "Other assets" on the Statement of Assets and Liabilities at October 31, 2005. The Fund's obligation to make payments under the Plan is a general obligation of the Fund and is included in "Payable for deferred compensation to Trustees" on the Statement of Assets and Liabilities at October 31, 2005.

NOTE 3 - INVESTMENTS

Purchases and sales of investments, other than short-term obligations, for the year ended October 31, 2005 were as follows:

Purchases                       $ 740,606,407
Proceeds from sales               738,298,905

The following information is presented on an income tax basis as of October 31, 2005. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at October 31, 2005 was as follows:

Cost basis of investments                                      $  1,470,205,976
                                                               ----------------
Gross unrealized appreciation                                        63,500,010

Gross unrealized depreciation                                       (30,911,815)
                                                               ----------------
Net unrealized appreciation (depreciation)                     $     32,588,195
                                                               ================

NOTE 4 - INCOME TAXES

For the year ended October 31, 2005, the Fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

Paid-in capital                                                                                 $       4,837
Undistributed net investment income (loss)                                                          2,815,817
Accumulated net realized gain (loss) on investments, foreign
 currency transactions and interest rate swaps                                                     (2,820,654)

As of October 31, 2005, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                                                   $  11,346,482
Undistributed capital gains                                                                         4,913,401
                                                                                                -------------
 Total undistributed earnings                                                                      16,259,883
Accumulated capital and other losses                                                                       --
Unrealized gains/(losses)                                                                          42,945,702
                                                                                                -------------

 Total accumulated earnings/(losses)                                                               59,205,585
Other                                                                                                (316,358)
Paid-in capital                                                                                   881,846,465
                                                                                                -------------
Net assets applicable to common shareholders                                                    $ 940,735,692
                                                                                                -------------

                                             Convertible and High Income Fund
                                  Notes to Financial Statements ANNUAL REPORT 19

Notes to Financial Statements

Distributions during the fiscal years ended October 31, 2005 and October 31, 2004 were characterized for income tax purposes as follows:

                                                                                       2005            2004
                                                                                   -------------   -------------
DISTRIBUTIONS PAID FROM:
Ordinary income                                                                    $  94,726,155   $  94,560,679
Long-Term capital gain                                                                 7,532,898              --

For the tax year ended October 31, 2005, the Fund utilized capital losses of $5,148,747. As of October 31, 2005, the Fund had no capital loss carryforwards.

NOTE 5 - COMMON STOCK

There are unlimited common shares of beneficial interest authorized and 61,867,557 shares outstanding at October 31, 2005. Calamos Advisors owned 16,644 of the outstanding shares at October 31, 2005. Transactions in common shares were as follows:

                                                             FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                              OCTOBER 31, 2005      OCTOBER 31, 2004
                                                             ------------------    ------------------
Beginning shares                                                     61,091,942            60,208,549
Shares sold                                                                  --                    --
Shares issued through reinvestment of distributions                     775,615               883,393
                                                                     ----------            ----------
Ending shares                                                        61,867,557            61,091,942
                                                                     ==========            ==========

NOTE 6 - FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates, and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. There were no open forward foreign currency contracts at October 31, 2005.

NOTE 7 - SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

   Convertible and High Income Fund
20 ANNUAL REPORT Notes to Financial Statements

                                                   Notes to Financial Statements

NOTE 8 - PREFERRED SHARES

PREFERRED SHARES. There are unlimited shares of Auction Market Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 17,200 shares of Preferred Shares outstanding consist of six series, 3,000 shares of M, 3,000 shares of TU, 3,000 shares of W, 3,000 shares of TH, 3,000 shares of F, and 2,200 shares of A. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven or twenty-eight days based on the results of an auction. Dividend rates ranged from 1.65% to 3.96% for the year ended October 31, 2005. Under the 1940 Act, the Fund may not declare dividends or make other distributions on shares of common stock or purchases any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the Fund's option, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred Shares or the holders of common shares.

NOTE 9 - INTEREST RATE TRANSACTIONS

The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the Fund's net asset value. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding Preferred Shares or the Fund loses its credit rating on its Preferred Shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the Preferred Shares. Net unrealized gains are reported as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Details of the swap agreements outstanding as of October 31, 2005 were as follows:

                                                                                                   UNREALIZED
                    TERMINATION        NOTIONAL           FIXED RATE       FLOATING RATE          APPRECIATION
COUNTERPARTY           DATE          AMOUNT (000)         (FUND PAYS)     (FUND RECEIVES)        (DEPRECIATION)
------------     ----------------    ------------         ----------       --------------        --------------
Citibank NA      October 27, 2006    $    100,000               2.80%        1month LIBOR        $    1,779,680

Citibank NA      October 27, 2007         200,000               3.27%        1month LIBOR             5,537,627

Citibank NA      October 27, 2008         100,000               3.65%        1month LIBOR             3,093,609
                                                                                                 --------------
                                                                                                 $   10,410,916
                                                                                                 ==============

                                             Convertible and High Income Fund
                                  Notes to Financial Statements ANNUAL REPORT 21

Notes to Financial Statements

NOTE 10 - SECURITIES LENDING

During the year ended October 31, 2005 the Fund lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors and the security lending agent will monitor the creditworthiness of the firms to which the Fund lends securities. At October 31, 2005, the Fund had securities valued at $162,482,912 that were on loan to broker-dealers and banks and $165,899,284 in cash or cash equivalent collateral.

   Convertible and High Income Fund
22 ANNUAL REPORT Notes to Financial Statements

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                                                       May 28, 2003*
                                                                                                                          through
                                                                                            For the Year Ended          October 31,
                                                                                          -------------------------    -------------
                                                                                             2005           2004           2003
                                                                                          ----------      ---------    -------------
Net asset value, beginning of period                                                      $   15.47       $   14.80     $   14.32(a)
Income from investment operations:
  Net investment income (loss)                                                                 1.49            1.60          0.44
  Net realized and unrealized gain (loss) from investments,
   foreign currency and interest rate swaps                                                   (0.09)           0.63          0.46
Dividends to preferred shareholders from:
  Net investment income (common share equivalent basis)                                       (0.20)          (0.10)        (0.02)
  Total from investment operations                                                             1.20            2.13          0.88
Less dividends to common shareholders from:
  Net investment income                                                                       (1.34)          (1.46)        (0.37)
  Capital gains                                                                               (0.12)             --            --
Capital charge resulting from issuance of common and preferred shares                            --              --         (0.03)
Net asset value, end of period                                                            $   15.21       $   15.47     $   14.80
Market value, end of period                                                               $   15.52       $   16.74     $   16.00
Total investment return based on(b) :
  Net asset value                                                                              7.99%          14.91%         5.92%
  Market value                                                                                 1.83%          15.02%         9.36%
Ratios and supplemental data:
Net assets applicable to common shareholders, end of period (000's omitted)               $ 940,736       $ 945,037     $ 891,152
Preferred shares, at redemption value ($25,000 per share liquidation preference)
 (000's omitted)                                                                          $ 430,000       $ 430,000     $ 430,000
Ratios to average net assets applicable to common shareholders:
  Net expenses (c)(d)                                                                          1.23%           1.25%         1.11%
  Gross expenses prior to waiver of expenses by the advisor (c)(d)                             1.38%           1.40%         1.24%
  Net investment income (loss)(c)(d)                                                           9.55%          10.56%         7.85%
  Preferred share dividends(c)                                                                 1.30%           0.65%         0.34%
  Net investment income (loss), net of preferred share dividends(c)                            8.25%           9.91%         7.51%
Portfolio turnover rate                                                                          55%             27%           20%
Asset coverage per preferred share, at end of period(e)                                   $  79,708       $  79,952     $  76,811


*     Commencement of operations.

(a) Net of sales load of $0.675 on initial shares issued and beginning net asset value of $14.325.

(b) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

(c)   Annualized for periods less than one year.

(d) Does not reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Fund's total liabilities (not including Preferred Shares) from the Fund's total assets and dividing this by the number of Preferred Shares outstanding.

                                             Convertible and High Income Fund
                                           Financial Highlights ANNUAL REPORT 23

            Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Calamos Convertible and High Income Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calamos Convertible and High Income Fund (the "Fund") as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the two years then ended and for the period from May 28, 2003 (commencement of operations) through October 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the Fund's custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the two years then ended and for the period from May 28, 2003 (commencement of operations) through October 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ [DELOITTE & TOUCHE LLP]

Chicago, Illinois
December 16, 2005

   Convertible and High Income Fund
24 ANNUAL REPORT Report of Independent Registered Public Accounting Firm

Tax Information (unaudited)

We are providing this information as required by the Internal Revenue Code
(Code). The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends and capital gains distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 852(b)(3)(C) of the Code, the Fund hereby designates $7,532,898 as capital gain dividends for the fiscal year ended October 31, 2005.

Under Section 854(b)(2) of the Code, the Fund hereby designates $1,946,996, or the maximum amount allowable under the Code, as qualified dividends for the fiscal year ended October 31, 2005.

Under Section 854(b)(2) of the Code, the Fund hereby designates 0.62% of the ordinary income dividends as income qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2005.

                                             Convertible and High Income Fund
                                                Tax Information ANNUAL REPORT 25

Trustee Approval of Management Agreement (unaudited)

The Board of Trustees of the Fund oversees the Fund's management and, as required by law, determines annually whether to continue the Fund's management agreement with Calamos Advisors under which Calamos Advisors serves as the investment manager for the Fund.

In connection with their most recent consideration of that agreement, the Trustees received and reviewed information provided by Calamos Advisors in response to detailed requests of the Independent Trustees and their independent legal counsel and discussed with representatives of Calamos Advisors' the Fund's operations and the nature and quality of the advisory and other services provided by Calamos Advisors to the Fund. The Trustees also received and reviewed a memorandum from counsel to the Independent Trustees regarding the Trustee's responsibilities in evaluating the management agreement. In the course of their consideration of the agreement the Independent Trustees were advised by their counsel, and in addition to meeting with management of Calamos Advisors, they met separately in executive session with their counsel.

At a meeting on June 30, 2005, based on their evaluation of the information referred to above and other information, the Trustees determined that the overall arrangements between the Fund and Calamos Advisors were fair and reasonable in light of the nature and quality of the services provided by Calamos Advisors and its affiliates, the fees charged for those services and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting the Trustees, including all of the Independent Trustees, unanimously approved continuation of the management agreement through August 1, 2006, subject to earlier termination as provided in the agreement.

In considering the continuation of the management agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees' determination to approve the continuation of the management agreement are discussed separately below.

NATURE, QUALITY AND EXTENT OF SERVICES

The Trustees reviewed the nature, extent and quality of Calamos Advisors' services to the Fund, taking into account the investment objective and strategy of the Fund and the knowledge of the Trustees gained from their regular meetings with management on at least a quarterly basis. In addition, the Trustees reviewed Calamos Advisors' resources and key personnel, especially those who provide investment management services to the Fund. The Trustees also considered other services provided to the Fund by Calamos Advisors, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to the Fund's investment restrictions, producing shareholder reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations.

The Trustees concluded that the nature and extent of the services provided by Calamos Advisors to the Fund were appropriate and consistent with the terms of the management agreement, that the quality of those services had been consistent with or superior to quality norms in the industry and that the Fund was likely to benefit from the continued provision of those services. They also concluded that Calamos Advisors had sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated its continuing ability to attract and retain well qualified personnel.

PERFORMANCE

The Trustees considered the Fund's performance results over various time periods. They reviewed information comparing the Fund's performance with the performance of comparable funds and peer groups identified by Lipper Inc., an independent provider of investment company data, and with the Fund's benchmark. The Trustees noted that the Fund had less than three years of performance data, and thus did not have a long-term performance record. The Trustees concluded that given the short performance history, performance was not the most important factor in the Trustees' evaluation of the quality of services provided by Calamos Advisors under the management agreement.

   Convertible and High Income Fund
26 ANNUAL REPORT Trustee Approval of Management Agreement

Trustee Approval of Management Agreement (unaudited)

COSTS OF SERVICES AND PROFITS REALIZED BY CALAMOS ADVISORS

The Trustees examined information on fees and expenses of the Fund in comparison to information for comparable funds as provided by Lipper. Also, the Trustees reviewed information on fees and expenses for additional funds identified by Calamos Advisors. The Trustees noted that both the contractual rate of management fees and the actual management fees after fee waivers for the Fund were greater than the median management fees of its Lipper peer group. They also noted, however, that the overall expense ratios of the Fund were below or not appreciably higher than the median expense ratios of its peer group.

The Trustees considered the methodology used by Calamos Advisors in determining compensation payable to portfolio managers, the very competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees reviewed information on the profitability of Calamos Advisors in serving as the Fund's investment manager and of Calamos Advisors and its affiliates in all of their relationships with the Fund, as well as an explanation of the methodology utilized in allocating various expenses among the Fund and other business units. The Trustees recognized that profitability comparisons among fund managers are difficult because very little comparative information is publicly available and profitability of any manager is affected by numerous factors, including the organizational structure of the particular manager, the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the manager's capital structure and cost of capital. However, based on the information available and taking those factors into account, the Trustees concluded that the profitability of Calamos Advisors regarding the Fund in relation to the services rendered was not unreasonable.

The Trustees also reviewed Calamos Advisors' management fees for its institutional separate accounts and for its subadvised funds (for which Calamos Advisors provides portfolio management services only). Although in most instances its sub-advisory, and in many instances its institutional separate account, fees for various investment strategies are lower than the management fees charged to the Fund, the Trustees noted that Calamos Advisors performs significant additional services for the Fund that it does not provide to those other clients, including, oversight of the Funds' other service providers, trustee support, regulatory compliance and numerous other services.

Finally, the Trustees considered Calamos Advisors' financial condition, which they found to be sound.

The Trustees concluded that the management fee and other compensation payable by the Fund to Calamos Advisors and its affiliates were reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisors for managing comparable mutual funds with similar strategies and the fees Calamos Advisors charges to other clients. The Trustees also concluded that the Fund's estimated overall expense ratios, taking into account quality of services provided by Calamos Advisors, the Fund's investment performance and the expense limitations agreed to by Calamos Advisors, were also reasonable.

ECONOMIES OF SCALE

In reviewing the Fund's fees and expenses, the Trustees examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Fund's fee structure. They noted that the Fund has had a relatively stable asset base since commencement of operations and that there do not appear to have been significant economies of scale realized since that time.

                                             Convertible and High Income Fund
                       Trustee Approval of Management Agreement ANNUAL REPORT 27

Trustee Approval of Management Agreement (unaudited)

OTHER BENEFITS TO CALAMOS ADVISORS

The Trustees also considered benefits that accrue to Calamos Advisors and its affiliates from their relationship with the Fund. The Trustees concluded that, other than the services to be provided by Calamos Advisors and its affiliates pursuant to the management agreement and the fees payable by the Fund therefor, the Fund and Calamos Advisors may potentially benefit from their relationship with each other in other ways. The Trustees also considered Calamos Advisors' use of commissions to be paid by the Fund on its portfolio brokerage transactions to obtain proprietary research products and services benefiting the Fund and/or other clients of Calamos Advisors. The Trustees concluded that Calamos Advisors' use of "soft" commission dollars to obtain research products and services was consistent with regulatory requirements and is beneficial to the Fund. They concluded that, although Calamos Advisors derives or may derive additional benefits through the use of soft dollars from the Fund's portfolio transactions, the Fund also benefits from the receipt of research products and services to be acquired through commissions paid on the portfolio transactions of other clients of Calamos Advisors. They also concluded that the Fund's success could attract other business to Calamos Advisors or its other funds and that Calamos Advisors' success could enhance its ability to serve the Fund.

After full consideration of the above factors as well as other factors that were instructive in analyzing the management arrangements, the Trustees, including all of the Independent Trustees, concluded that the continuation of the management agreement was in the best interest of the Fund and its shareholders.

   Convertible and High Income Fund
28 ANNUAL REPORT Trustee Approval of Management Agreement

Trustees & Officers (unaudited)

The management of the Trust*, including general supervision of duties performed for the Fund under the Investment Management Agreement, is the responsibility of its board of trustees.

The following table sets forth, as of October 31, 2005, each Trustee's position(s) with the Trust, age, principal occupation during the past five years, number of portfolios overseen, other directorships, and the date on which the Trustee first became a trustee of the Trust.

                                  POSITION(S) HELD WITH TRUST           NUMBER OF PORTFOLIOS       PRINCIPAL OCCUPATION(S)
NAME AND AGE AT                     AND DATE FIRST ELECTED               IN FUND COMPLEX**            DURING PAST 5 YEARS
OCTOBER 31, 2005                    OR APPOINTED TO OFFICE               OVERSEEN BY TRUSTEE     AND OTHER DIRECTORSHIPS HELD
----------------               --------------------------------         --------------------     ----------------------------
TRUSTEES WHO ARE INTERESTED PERSONS OF TRUST:
John P. Calamos, Sr., 65***    Trustee and President (since 2003)               14               President and CEO, Calamos
                                                                                                 Asset Management, Inc. (CAM),
                                                                                                 Calamos Holdings LLC (CHLLC),
                                                                                                 Calamos Advisors LLC and its
                                                                                                 predecessor (Calamos
                                                                                                 Advisors), and Calamos
                                                                                                 Financial Services LLC and its
                                                                                                 predecessor (CFS); Director,
                                                                                                 CAM

Nick P. Calamos, 44***         Trustee and Vice President (since 2003)          14               Senior Executive Vice
                                                                                                 President, CAM, CHLLC, Calamos
                                                                                                 Advisors, and CFS; Director,
                                                                                                 CAM

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF TRUST:
Joe F. Hanauer, 68             Trustee (since 2003)                             14               Private Investor; Director,
                                                                                                 MAF Bancorp (banking),
                                                                                                 Chairman and Director,
                                                                                                 Homestore.com, Inc., (Internet
                                                                                                 provider of real estate
                                                                                                 information and products);
                                                                                                 Director, Combined
                                                                                                 Investments, L.P. (investment
                                                                                                 management)

Weston W. Marsh, 55            Trustee (since 2003)                             14               Partner, Freeborn & Peters
                                                                                                 (law firm)

John E. Neal, 55               Trustee (since 2003)                             14               Private Investor; Managing
                                                                                                 Director, Bank One Capital
                                                                                                 Markets, Inc. (investment
                                                                                                 banking) (June 2004);
                                                                                                 Executive Vice President and
                                                                                                 Head of Real Estate
                                                                                                 Department, Bank One
                                                                                                 (1998-2000); Director, The
                                                                                                 Brickman Group, Ltd.
                                                                                                 (landscaping company)

William R. Rybak, 54           Trustee (since 2003)                             14               Private investor; formerly
                                                                                                 Executive Vice President and
                                                                                                 CFO, Van Kampen Investments,
                                                                                                 Inc. (investment management)
                                                                                                 prior thereto; Director, Howe
                                                                                                 Barnes Investments (investment
                                                                                                 services firm); Director,
                                                                                                 Private Bancorp, Inc.

Stephen B. Timbers, 61         Trustee (since 2004)                             14               Private investor; formerly
                                                                                                 Vice Chairman, Northern Trust
                                                                                                 Corporation (bank holding
                                                                                                 company); President and Chief
                                                                                                 Executive Officer, Northern
                                                                                                 Trust Global Investments, N.A.
                                                                                                 (investment management);
                                                                                                 formerly President, Northern
                                                                                                 Trust Global Investments, a
                                                                                                 division of Northern Trust
                                                                                                 Corporation, and Executive
                                                                                                 Vice President, The Northern
                                                                                                 Trust Corporation; Trustee,
                                                                                                 Northern Mutual Fund Complex +
                                                                                                 (registered investment
                                                                                                 companies)


*     The Trust is defined as the CALAMOS Convertible and High Income Fund.

** The Fund Complex consists of CALAMOS Investment Trust, CALAMOS Advisors Trust, CALAMOS Convertible Opportunities and Income Fund, CALAMOS Convertible and High Income Fund, CALAMOS Strategic Total Return Fund and CALAMOS Global Total Return Fund.

*** John P. Calamos and Nick P. Calamos are Trustees who are "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "1940 Act") because of their position with Calamos.

+     Overseeing 53 portfolios in fund complex.

                                             Convertible and High Income Fund
                                            Trustees & Officers ANNUAL REPORT 29

Trustees & Officers (unaudited)

OFFICERS. Messrs. John Calamos and Nick Calamos are president and vice president of the Trust, respectively. The preceding table gives more information about Messrs. John Calamos and Nick Calamos. The following table sets forth as of October 31, 2005 each other officer's name, position with the Trust, age, principal occupation during the past five years, other directorships, and the date on which he or she first became and officer of the Trust. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board of Trustees.

                              POSITION(S) HELD WITH TRUST
NAME AND AGE AT                 AND DATE FIRST ELECTED                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
OCTOBER 31, 2005                OR APPOINTED TO OFFICE                             AND OTHER DIRECTORSHIPS HELD
----------------           ---------------------------            ----------------------------------------------------------------
Nimish S. Bhatt, 42        Treasurer (since 2004)                 Senior Vice President and Director of Operations, CAM, CHLLC,
                                                                  and Calamos Advisors (since 2004); Senior Vice President,
                                                                  Alternative Investments and Tax Services of BISYS, prior thereto

Patrick H. Dudasik, 50     Vice President (since 2003)            Executive Vice President, Chief Financial Officer and
                                                                  Administrative Officer, and Treasurer of CAM and CHLLC
                                                                  (since 2004), Calamos Advisors and CFS (since 2001); Chief
                                                                  Financial Officer, David Gomez and Assoc., Inc.
                                                                  (1998-2001); and Chief Financial Officer, Scudder Kemper
                                                                  Investments, Inc., prior thereto

James S. Hamman, Jr., 36   Secretary (since 2003)                 Executive Vice President, Secretary, and General Counsel,
                                                                  CAM and CHLLC (since 2004), Calamos Advisors and CFS
                                                                  (since 1998)

Moses Kovalchuk, 38        Assistant Treasurer (since 2005)       Vice President of Mutual Fund Operations, Calamos (since
                                                                  2005); Vice President of Fund Accounting, J.P. Morgan
                                                                  Chase (2002-2005); Vice President of Fund Accounting,
                                                                  Deutsche Asset Management (2000-2002)

Kevin S. Woodard, 39       Assistant Secretary (since 2005)       Senior Vice President and Associate General Counsel,
                                                                  Calamos (since 2005); Vice President and Counsel, Fifth
                                                                  Third Bank (1997-2005)

Mark Mickey, 54            Chief Compliance Officer (since 2005)  Chief Compliance Officer, Calamos (since 2005); Director of Risk Assessment and Internal Audit, Calamos
                                                                  (2003-2005); President, Mark Mickey Consulting (2002-
                                                                  2003); Executive Vice President and Head of Compliance,
                                                                  ABN AMRO, Inc., prior thereto

The Fund's statement of additional information contains additional information about the Trustees and is available free of charge upon request by calling Calamos Investments at (800) 582-6959.

The mailing address of the Trustees and Officers is Calamos Funds; Attn:
Secretary, 2020 Calamos Court, Naperville, IL 60563-2787.

   Convertible and High Income Fund
30 ANNUAL REPORT Trustees & Officers

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

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

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

                         [CALAMOS INVESTMENTS (R) LOGO]

Calamos Investments | 2020 Calamos Court | Naperville, IL 60563-2787 |
800.582.6959 | www.calamos.com

A description of the Calamos Proxy Voting Policies and Procedures is available free of charge upon request by calling (800) 582-6959, by visiting the Calamos website at www.calamos.com, by writing Calamos at: Calamos Investments, Attn:
Client Services, 2020 Calamos Court, Naperville, IL 60563 and by visiting the SEC's Web site at www.sec.gov. The Fund's proxy voting record for the twelve month period ended June 30, 2005, is also available free of charge upon request by calling or writing Calamos Investments and by visiting the SEC Web site at www.sec.gov.

The Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Form N-Q is available free of charge, upon request, by calling or writing Calamos Investments or by visiting the SEC website. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (202) 942-8090.

On May 3, 2005, the Fund submitted a CEO annual certification to the NYSE on which the Fund's chief executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE's corporate governance listing standards. In addition, the Fund's report to the SEC on Form N-CSR contains certifications by the fund's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, relating to, among other things, the quality of the Fund's disclosure controls and procedures and internal control over financial reporting.

FOR 24 HOUR SHAREHOLDER ASSISTANCE
800.432.8224

TO OBTAIN INFORMATION
800.582.6959

VISIT OUR WEB SITE
www.calamos.com

INVESTMENT ADVISOR
Calamos Advisors LLC
2020 Calamos Court
Naperville, IL 60563-2787

FUND ACCOUNTING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02111

CUSTODIAN AND TRANSFER AGENT
The Bank of New York
P.O. Box 11258
Church Street Station
New York, NY 10286
800.524.4458

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte and Touche LLP
Chicago, IL

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Chicago, IL

              (C) 2005 Calamos Holdings LLC. All Rights Reserved.
      Calamos(R), CALAMOS INVESTMENTS(R), Strategies for Serious Money(R) and the Calamos(R) logo are registered trademarks of Calamos Holdings LLC.

                                                                CHYANR 1791 2005

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or person performing similar functions.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) (1) The registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that, for the period covered by the shareholder report presented in Item 1 hereto, it has three audit committee financial experts serving on its audit committee, each of whom is an independent Trustee for purpose of this N-CSR item: John E. Neal, Stephen B. Timbers and William Rybak. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of
Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligation, or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fee - $30,500 and $34,717 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees - $17,917 and $27,192 are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item 4.

    There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the investment adviser that are reasonably related to the performance of the audit of the registrant's financial statements that were required to be pre-approved by the audit committee.

(c) Tax Fees - $6,079 and $4,850 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.

    There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this
Item 4.

(d) All Other Fees - $7,500 and $42,158 are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraph
(a)-(c) of this Item 4.

    There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-

(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(e) (1) Registrant's audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

    The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant, including the fees and other compensation to be paid to the principal accountants; provided that the pre-approval of non-audit services is waived if (i) the services were not recognized by management at the time of the engagement as non-audit services,
(ii) the aggregate fees for all non-audit services provided to the registrant are less than 5% of the total fees paid by the registrant to its principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

    The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant, including the fees and other compensation to be paid to the principal accountants; provided that pre-approval of non-audit services to the adviser or an affiliate of the adviser is not required if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the adviser and all entities controlling, controlled by or under common control with the adviser are less than 5% of the total fees for non-audit services requiring pre-approval under paragraph (e)(1) of this Item 4 paid by the registrant, the adviser or its affiliates to the registrant's principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

    (2) 100% of the services provided to the registrant described in paragraphs
(b)-(d) of this Item 4 were pre-approved by the audit committee pursuant to paragraphs (e)(1) of this Item 4. There were no services provided to the investment adviser or any entity controlling, controlled by or under common control with the adviser described in paragraphs (b)-(d) of this Item 4 that were required pre-approved by the audit committee.

(f) No disclosures are required by this Item 4(f).

(g) $13,579 and $47,008 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant. $58,000 and $31,256 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser or any entity controlling, controlled by or under common control with the adviser.

The registrant's audit committee did approve such non-audit services.

(h) No disclosures are required by this Item 4(h).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee. The members of the registrant's audit committee are John E. Neal, Joe F. Hanauer, Weston W. Marsh, William R. Rybak and Stephen B. Timbers.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in the Report to Shareholders in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant has delegated the voting of proxies relating to its voting securities to its investment adviser, Calamos Advisors LLC ("Calamos"). A description of Proxy Voting Policies and Procedures of ("Calamos") are included as an Exhibit hereto.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                                        (c) TOTAL
                                                        NUMBER OF        (d) MAXIMUM
                                                        SHARES (OR       NUMBER (OR
                                               (b)        UNITS)         APPROXIMATE
                                             AVERAGE   PURCHASED AS   DOLLAR VALUE) OF
                               (a) TOTAL      PRICE      PART OF      SHARES (OR UNITS)
                               NUMBER OF    PAID PER     PUBLICLY      THAT MAY YET BE
                              SHARES (OR      SHARE     ANNOUNCED      PURCHASED UNDER
                                 UNITS)       (OR        PLANS OR       THE PLANS OR
       PERIOD                  PURCHASED      UNIT)      PROGRAMS         PROGRAMS
       ------                 ----------    --------   ------------   -----------------
May 1 to May 31                  N/A           N/A         N/A                N/A
June 1 to June 30                N/A           N/A         N/A                N/A
July 1 to July 31                N/A           N/A         N/A                N/A
August 1 to August 31            N/A           N/A         N/A                N/A
September 1 to September 30      N/A           N/A         N/A                N/A
October 1 to October 31          N/A           N/A         N/A                N/A
                                 ---           ---         ---                ---
Total                            N/A           N/A         N/A                N/A
                                 ---           ---         ---                ---

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2)(i) Certification of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible and High Income Fund

By: /s/ John P. Calamos, Sr.
    --------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  December 21, 2005

By: /s/ Patrick H. Dudasik
    --------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  December 21, 2005

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible and High Income Fund

By: /s/ John P. Calamos, Sr.
    --------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  December 21, 2005

By: /s/ Patrick H. Dudasik
    --------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  December 21, 2005